                                                             FILE NOS. 333-67685
                                                                       811-07727
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                    FORM N-4
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933
                                                                             [ ]



                         PRE-EFFECTIVE AMENDMENT NO.



                          POST-EFFECTIVE AMENDMENT NO. 8                     [X]




                                     AND/OR
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940




                                AMENDMENT NO. 12                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)



                            ------------------------

                         VARIABLE ANNUITY ACCOUNT FIVE
           (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                           (Exact Name of Registrant)

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                    (Name and Address of Agent for Service)




It is proposed that this filing will become effective:
     -- immediately upon filing pursuant to paragraph (b) of Rule 485 to paragraph (b) of Rule 485
     X   on July 27, 2001 pursuant to paragraph (b) of Rule 485
     --  60 days after filing pursuant to paragraph (a) of Rule 485
     --  on ___________ pursuant to paragraph (a) of Rule 485



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--------------------------------------------------------------------------------

                                 [Seasons Logo]
                                   PROSPECTUS

                                 July 27, 2001


                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
                         VARIABLE ANNUITY ACCOUNT FIVE
                                      and
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

The annuity contract has 21 investment choices--7 fixed investment options which offer interest rates guaranteed by Anchor National for different periods of time, 9 variable investment SELECT PORTFOLIOS, 1 variable investment FOCUSED PORTFOLIO and 4 variable investment STRATEGIES:


           SELECT PORTFOLIOS                        FOCUSED PORTFOLIO                        SEASONS STRATEGIES
            LARGE CAP GROWTH                           FOCUS GROWTH                                GROWTH
          LARGE CAP COMPOSITE                                                                 MODERATE GROWTH
            LARGE CAP VALUE                                                                   BALANCED GROWTH
             MID CAP GROWTH                                                                 CONSERVATIVE GROWTH
             MID CAP VALUE
               SMALL CAP
          INTERNATIONAL EQUITY
        DIVERSIFIED FIXED INCOME
            CASH MANAGEMENT


              all of which invest in the underlying portfolios of
                              SEASONS SERIES TRUST
                              which is managed by:


         SELECT PORTFOLIOS                            FOCUSED PORTFOLIOS                            SEASONS STRATEGIES
     DEUTSCHE ASSET MANAGEMENT                       FRED ALGER MANAGEMENT                  PUTNAM INVESTMENT MANAGEMENT, INC.
  GOLDMAN SACHS ASSET MANAGEMENT                      JENNISON ASSOCIATES                     T. ROWE PRICE ASSOCIATES, INC.
     JANUS CAPITAL CORPORATION                  MARSICO CAPITAL MANAGEMENT LLC                   JANUS CAPITAL CORPORATION
      LORD, ABBETT & COMPANY                                                                    SUNAMERICA ASSET MANAGEMENT
    SUNAMERICA ASSET MANAGEMENT                                                                         CORPORATION
            CORPORATION                                                                     WELLINGTON MANAGEMENT COMPANY, LLP
  T. ROWE PRICE ASSOCIATES, INC.
     GOLDMAN SACHS MANAGEMENT
           INTERNATIONAL
WELLINGTON MANAGEMENT COMPANY, LLP


You can put your money into any one or all of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S), STRATEGY(IES) and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Select Variable Annuity.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 27, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.



The table of contents of the SAI appears on page 35 of this prospectus. For a free copy of the SAI, call us at 800/445-SUN2 or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.


A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


Anchor National's Annual Report on Form 10-K for the year ended December 31, 2000 and its quarterly report on Form 10-2 for the quarter ended March 31, 2001 are incorporated herein by reference.


All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:

      Anchor National Life Insurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

TABLE OF CONTENTS


GLOSSARY....................................................    4
HIGHLIGHTS..................................................    5
FEE TABLES..................................................    6
    Owner Transaction Expenses..............................    6
    Annual Separate Account Expenses........................    6
    The Income Protector Fee................................    6
    Investment Portfolio Expenses of Portfolios.............    6
    Investment Portfolio Expenses by Strategy...............    7
    Investment Portfolio Expenses for Strategy Underlying
     Portfolios.............................................    7
EXAMPLES....................................................    8
THE SEASONS SELECT VARIABLE ANNUITY.........................   11
PURCHASING A SEASONS SELECT VARIABLE ANNUITY................   12
    Allocation of Purchase Payments.........................   12
    Accumulation Units......................................   12
    Free Look...............................................   13
INVESTMENT OPTIONS..........................................   13
    Variable Investment Options.............................   13
      The PORTFOLIOS........................................   13
      The STRATEGIES........................................   14
    Fixed Investment Options................................   17
    Market Value Adjustment.................................   17
    Transfers During the Accumulation Phase.................   18
    Dollar Cost Averaging...................................   19
    Principal Advantage Program.............................   20
    Voting Rights...........................................   20
    Substitution............................................   21
ACCESS TO YOUR MONEY........................................   21
    Free Withdrawal Provision...............................   21
    Systematic Withdrawal Program...........................   22
    Minimum Contract Value..................................   23
    Qualified Contract Owners...............................   23
DEATH BENEFIT...............................................   23
    Death of the Annuitant..................................   24
EXPENSES....................................................   24
    Insurance Charges.......................................   24
    Withdrawal Charges......................................   24
    Investment Charges......................................   25
    Contract Maintenance Fee................................   25
    Transfer Fee............................................   25
    Income Protector Fee....................................   25
    Premium Tax.............................................   25
    Income Taxes............................................   25
    Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   25
INCOME OPTIONS..............................................   26
    Annuity Date............................................   26
    Income Options..........................................   26
    Allocation of Annuity Payments..........................   27
    Transfers During the Income Phase.......................   28
    Deferment of Payments...................................   28
    The Income Protector....................................   28
TAXES.......................................................   30
    Annuity Contracts in General............................   30
    Tax Treatment of Distributions--Non-qualified
     Contracts..............................................   31
    Tax Treatment of Distributions--Qualified Contracts.....   31
    Tax Treatment of Death Benefits.........................   31
    Minimum Distributions...................................   32
    Diversification.........................................   32
PERFORMANCE.................................................   32
OTHER INFORMATION...........................................   33
    Anchor National.........................................   33
    The Separate Account....................................   33
    Custodian...............................................   33
    The General Account.....................................   33
    Distribution of the Contract............................   33
    Administration..........................................   34
    Legal Proceedings.......................................   34
INDEPENDENT ACCOUNTANTS.....................................   34
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   35
APPENDIX A--CONDENSED FINANCIAL INFORMATION.................  A-1
APPENDIX B--MARKET VALUE ADJUSTMENT.........................  B-1
APPENDIX C--PREMIUM TAXES...................................  C-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--Anchor National Life Insurance Company ("Anchor National"), We, Us, the issuer of this annuity contract.

INCOME PHASE--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PORTFOLIO(S)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each PORTFOLIO has a distinct investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to an underlying fund in which a portion of the assets is managed by three different advisors.

PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

STRATEGY(IES)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each STRATEGY has its own investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to three out of six available portfolios, each of which is managed by a different investment advisor.

HIGHLIGHTS

--------------------------------------------------------------------------------


The Seasons Select Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in any combination of the four pre-allocated Strategies, the Select Portfolios, Focused Portfolios ("Variable Portfolios") and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A SEASONS SELECT VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.40% (1.52% if you are age 81 or older at the time of contract issue) annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for nine complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A SEASONS SELECT VARIABLE ANNUITY and EXPENSES in the prospectus.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.



INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.



INQUIRIES: If you have questions about your contract call your financial representative or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.



ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.



PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

SEASONS SELECT VARIABLE ANNUITY FEE TABLES
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

Withdrawal Charge as a percentage of Purchase Payments:

Year 1...........................................    9%
Year 2...........................................    8%
Year 3...........................................    7%
Year 4...........................................    6%
Year 5...........................................    6%
Year 6...........................................    5%
Year 7...........................................    4%
Year 8...........................................    3%
Year 9...........................................    2%
Year 10..........................................    0%

Contract Maintenance
  Charge............  $35 each year ($30 in North
                      Dakota)
Transfer Fee........  No charge for first fifteen
                      transfers each year; thereafter,
                      the fee is $25 per transfer ($10
                      in Pennsylvania and Texas)

ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of daily net asset value)

If age 80 or younger at contract issue:

Mortality Risk Charge........................   0.90%
Expense Risk Charge..........................   0.35%
Distribution Expense Charge..................   0.15%
                                               -----
         Total Separate Account Expenses.....   1.40%

If age 81 or older at contract issue:

Mortality Risk Charge........................   1.02%
Expense Risk Charge..........................   0.35%
Distribution Expense Charge..................   0.15%
                                               -----
         Total Separate Account Expenses.....   1.52%

THE INCOME PROTECTOR FEE
(The Income Protector Program is optional and if elected the fee is deducted annually from your contract value.)

Fee as a percentage of your
  Income Benefit Base*.........  0.10%

* The Income Benefit Base is calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding purchase payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.

                  INVESTMENT PORTFOLIO EXPENSES OF PORTFOLIOS

  (based on the total annual expenses of the underlying investment portfolios reflected below as of the fiscal year end of the Trust ending March 31, 2001)



                                                                                         TOTAL
                                                              MANAGEMENT    OTHER        ANNUAL
                                                                 FEE       EXPENSES     EXPENSES
--------------------------------------------------------------------------------------------------
SELECT PORTFOLIOS
    Large Cap Growth(2, 3, 4)                                    0.80%       0.30%        1.10%
    Large Cap Composite(2, 3, 4)                                 0.80%       0.30%        1.10%
    Large Cap Value(2, 3, 4)                                     0.80%       0.30%        1.10%
    Mid Cap Growth(2, 3, 4)                                      0.85%       0.30%        1.15%
    Mid Cap Value(2, 3)                                          0.85%       0.30%        1.15%
    Small Company(2, 3)                                          0.85%       0.30%        1.15%
    International Equity(2, 3)                                   1.00%       0.30%        1.30%
    Diversified Fixed Income(2, 3, 4)                            0.70%       0.30%        1.00%
    Cash Management(2, 3)                                        0.55%       0.30%        0.85%
--------------------------------------------------------------------------------------------------
FOCUSED PORTFOLIOS
    Focus Growth(1, 2, 4)                                        1.00%       0.30%        1.30%
--------------------------------------------------------------------------------------------------



(1)Annualized. This portfolio was not available for sale during fiscal year
   2000.



(2)Gross of custody credits of 0.01%.



(3)For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows:
   Absent fee waivers or reimbursement expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Large Cap Growth 1.36%, Large Cap Composite 1.69%, Large Cap Value 1.64%, Mid Cap Growth 1.48%, Mid Cap Value 1.64%, Small Cap 1.67%, International Equity 2.31%, Diversified Fixed Income 1.60%, Cash Management 2.83%, and Focus Growth 1.88%.



(4)The ratio reflects an expense cap of 1.10%, 1.10%, 1.10%, 1.15%, 1.00% and 1.30% for Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Diversified Fixed Income and Focus Growth respectively, which is net of custody credits of (0.01%), (0.01%), (0.01%), (0.01%), (0.01%), and
   (0.02%) respectively, or waivers/reimbursements if applicable.

                   INVESTMENT PORTFOLIO EXPENSES BY STRATEGY

  (based on the total annual expenses of the underlying investment portfolios reflected below as of the fiscal year end of the Trust ending March 31, 2001)



                                                              MANAGEMENT    OTHER     TOTAL ANNUAL
                                                                 FEE       EXPENSES     EXPENSES
--------------------------------------------------------------------------------------------------
    Growth(5)                                                    0.87%       0.14%        1.01%
    Moderate Growth(5)                                           0.85%       0.14%         .99%
    Balanced Growth(5)                                           0.83%       0.18%        1.01%
    Conservative Growth(5)                                       0.80%       0.22%        1.02%
--------------------------------------------------------------------------------------------------



(5)For the Growth, Moderate Growth, Balanced Growth and Conservative Growth Strategies, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratios before and after recoupment remaining at 1.01%, 0.99%, 1.01% and 1.02%, respectively.


IMPORTANT INFORMATION ABOUT PORTFOLIO EXPENSES IF INVESTED IN STRATEGIES:
The Investment Portfolio Expenses table set forth below identify the total investment expenses charged by the underlying investment portfolios of Seasons Series Trust. Each contractholder invested in a STRATEGY will incur only a portion of the investment expense of those portfolios in which the STRATEGY invests. The table above entitled "Investment Portfolio Expenses by STRATEGY" shows an approximation of the total investment expenses a contractholder may incur if invested in each respective STRATEGY, after the automatic quarterly rebalancing of such STRATEGY as described on page 14. The actual investment expenses incurred by contractholders within a STRATEGY will vary depending upon the daily net asset value of each investment portfolio in which such STRATEGY is invested.

                         INVESTMENT PORTFOLIO EXPENSES
                       FOR STRATEGY UNDERLYING PORTFOLIOS
     (as a percentage of daily net asset value of each investment portfolio as of the fiscal year end of the Trust ending March 31, 2001)



                                                          MANAGEMENT     OTHER      TOTAL ANNUAL
                                                             FEE        EXPENSES      EXPENSES
------------------------------------------------------------------------------------------------
    Stock                                                    0.85%        0.21%         1.06%
    Asset Allocation: Diversified Growth(6)                  0.85%        0.36%         1.21%
    Multi-Managed Growth                                     0.89%        0.26%         1.15%
    Multi-Managed Moderate Growth                            0.85%        0.25%         1.10%
    Multi-Managed Income/Equity(6)                           0.81%        0.29%         1.10%
    Multi-Managed Income(6, 7)                               0.77%        0.29%         1.06%
------------------------------------------------------------------------------------------------



(6)Absent fee waivers or reimbursement expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Multi-Managed Income 1.09%. For the Multi Managed Income/Equity Portfolio and the Asset Allocation: Diversified Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratios before and after recoupment remaining at 1.04% and 0.98%, respectively.


(7)Gross of custody credits of 0.01%.



THE ABOVE INVESTMENT PORTFOLIO EXPENSES WERE PROVIDED BY SEASONS SERIES TRUST. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLES


You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, Investment Portfolio Expenses after any waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable, and:


        (a) If the contract is surrendered at the end of the stated time period and if you were 80 or younger at time of issue.

        (b) If the contract is surrendered at the end of the stated time period and if you were age 81 or older at time of issue.

        (c) If the contract is not surrendered or is annuitized and you were 80 or younger at time of issue.*

        (d) If the contract is not surrendered or is annuitized and you were 81 or older at time of issue.*

                                                    TIME PERIODS
----------------------------------------------------------------------------------------
         SELECT PORTFOLIO            1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
 Large Cap Growth                   (a)  $116   (a)  $150   (a)  $196   (a)  $289
                                    (b)  $117   (b)  $153   (b)  $202   (b)  $300
                                    (c)  $ 26   (c)  $ 80   (c)  $136   (c)  $289
                                    (d)  $ 27   (d)  $ 83   (d)  $142   (d)  $300
 Large Cap Composite                (a)  $116   (a)  $150   (a)  $196   (a)  $289
                                    (b)  $117   (b)  $153   (b)  $202   (b)  $300
                                    (c)  $ 26   (c)  $ 80   (c)  $136   (c)  $289
                                    (d)  $ 27   (d)  $ 83   (d)  $142   (d)  $300
 Large Cap Value                    (a)  $116   (a)  $150   (a)  $196   (a)  $289
                                    (b)  $117   (b)  $153   (b)  $202   (b)  $300
                                    (c)  $ 26   (c)  $ 80   (c)  $136   (c)  $289
                                    (d)  $ 27   (d)  $ 83   (d)  $142   (d)  $300
 Mid Cap Growth                     (a)  $116   (a)  $151   (a)  $198   (a)  $294
                                    (b)  $118   (b)  $155   (b)  $204   (b)  $305
                                    (c)  $ 26   (c)  $ 81   (c)  $138   (c)  $294
                                    (d)  $ 28   (d)  $ 85   (d)  $144   (d)  $305
 Mid Cap Value                      (a)  $116   (a)  $151   (a)  $198   (a)  $294
                                    (b)  $118   (b)  $155   (b)  $204   (b)  $305
                                    (c)  $ 26   (c)  $ 81   (c)  $138   (c)  $294
                                    (d)  $ 28   (d)  $ 85   (d)  $144   (d)  $305
 Small Company                      (a)  $116   (a)  $151   (a)  $198   (a)  $294
                                    (b)  $118   (b)  $155   (b)  $204   (b)  $305
                                    (c)  $ 26   (c)  $ 81   (c)  $138   (c)  $294
                                    (d)  $ 28   (d)  $ 85   (d)  $144   (d)  $305
 International Equity               (a)  $118   (a)  $155   (a)  $206   (a)  $308
                                    (b)  $119   (b)  $159   (b)  $212   (b)  $320
                                    (c)  $ 28   (c)  $ 85   (c)  $146   (c)  $308
                                    (d)  $ 29   (d)  $ 89   (d)  $152   (d)  $320
 Diversified Fixed Income           (a)  $115   (a)  $147   (a)  $191   (a)  $279
                                    (b)  $116   (b)  $150   (b)  $197   (b)  $291
                                    (c)  $ 25   (c)  $ 77   (c)  $131   (c)  $279
                                    (d)  $ 26   (d)  $ 80   (d)  $137   (d)  $291
 Cash Management                    (a)  $113   (a)  $142   (a)  $183   (a)  $264
                                    (b)  $115   (b)  $146   (b)  $189   (b)  $276
                                    (c)  $ 23   (c)  $ 72   (c)  $123   (c)  $264
                                    (d)  $ 25   (d)  $ 76   (d)  $129   (d)  $276
----------------------------------

----------------------------------------------------------------------------------------
        FOCUSED PORTFOLIOS           1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
 Focus Growth**                     (a)  $118   (a)  $155   (a)  $206   (a)  $308
                                    (b)  $119   (b)  $159   (b)  $212   (b)  $320
                                    (c)  $ 28   (c)  $ 85   (c)  $146   (c)  $308
                                    (d)  $ 29   (d)  $ 89   (d)  $152   (d)  $320
----------------------------------


* We do not currently charge a surrender charge upon annuitization, unless the contract is annuitized under the Income Protector Program. We will assess any applicable surrender charges upon annuitizations effected using the Income Protector Program as if you had fully surrendered your contract.



** This portfolio was not available for sale during fiscal year 2000. The figures are based on estimated amounts for the current fiscal year.

                                                    TIME PERIODS
----------------------------------------------------------------------------------------
             STRATEGY                1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
 Growth                             (a)  $115   (a)  $148   (a)  $193   (a)  $283
                                    (b)  $116   (b)  $151   (b)  $199   (b)  $295
                                    (c)  $ 25   (c)  $ 78   (c)  $133   (c)  $283
                                    (d)  $ 26   (d)  $ 81   (d)  $139   (d)  $295
 Moderate Growth                    (a)  $115   (a)  $147   (a)  $192   (a)  $281
                                    (b)  $116   (b)  $151   (b)  $198   (b)  $293
                                    (c)  $ 25   (c)  $ 77   (c)  $132   (c)  $281
                                    (d)  $ 26   (d)  $ 81   (d)  $138   (d)  $293
 Balanced Growth                    (a)  $115   (a)  $148   (a)  $193   (a)  $283
                                    (b)  $116   (b)  $151   (b)  $199   (b)  $295
                                    (c)  $ 25   (c)  $ 78   (c)  $133   (c)  $283
                                    (d)  $ 26   (d)  $ 81   (d)  $139   (d)  $295
 Conservative Growth                (a)  $115   (a)  $148   (a)  $193   (a)  $284
                                    (b)  $117   (b)  $152   (b)  $199   (b)  $296
                                    (c)  $ 25   (c)  $ 78   (c)  $133   (c)  $284
                                    (d)  $ 27   (d)  $ 82   (d)  $139   (d)  $296
----------------------------------



You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, Investment Portfolio Expenses after any waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable, election of the OPTIONAL Income Protector Program and:


        (a) If the contract is surrendered at the end of the stated time period and if you were 80 or younger at time of issue.

        (b) If the contract is surrendered at the end of the stated time period and if you were age 81 or older at time of issue.

                                                        TIME PERIODS
----------------------------------------------------------------------------------------
         SELECT PORTFOLIO            1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
 Large Cap Growth                   (a)  $117   (a)  $153   (a)  $201   (a)  $300
                                    (b)  $118   (b)  $156   (b)  $207   (b)  $312
 Large Cap Composite                (a)  $117   (a)  $153   (a)  $201   (a)  $300
                                    (b)  $118   (b)  $156   (b)  $207   (b)  $312
 Large Cap Value                    (a)  $117   (a)  $153   (a)  $201   (a)  $300
                                    (b)  $118   (b)  $156   (b)  $207   (b)  $312
 Mid Cap Growth                     (a)  $117   (a)  $154   (a)  $203   (a)  $305
                                    (b)  $119   (b)  $158   (b)  $209   (b)  $316
 Mid Cap Value                      (a)  $117   (a)  $154   (a)  $203   (a)  $305
                                    (b)  $119   (b)  $158   (b)  $209   (b)  $316
 Small Company                      (a)  $117   (a)  $154   (a)  $203   (a)  $305
                                    (b)  $119   (b)  $158   (b)  $209   (b)  $316
 International Equity               (a)  $119   (a)  $159   (a)  $211   (a)  $319
                                    (b)  $120   (b)  $162   (b)  $217   (b)  $331
 Diversified Fixed Income           (a)  $116   (a)  $150   (a)  $196   (a)  $290
                                    (b)  $117   (b)  $153   (b)  $202   (b)  $302
 Cash Management                    (a)  $114   (a)  $145   (a)  $189   (a)  $275
                                    (b)  $116   (b)  $149   (b)  $195   (b)  $287
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
        FOCUSED PORTFOLIOS           1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
 Focus Growth**                     (a)  $119   (a)  $159   (a)  $211   (a)  $319
                                    (b)  $120   (b)  $162   (b)  $217   (b)  $331
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
             STRATEGY                1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
 Growth                             (a)  $116   (a)  $151   (a)  $198   (a)  $293
                                    (b)  $117   (b)  $154   (b)  $204   (b)  $305
 Moderate Growth                    (a)  $116   (a)  $150   (a)  $197   (a)  $291
                                    (b)  $117   (b)  $154   (b)  $203   (b)  $303
 Balanced Growth                    (a)  $116   (a)  $151   (a)  $198   (a)  $293
                                    (b)  $117   (b)  $154   (b)  $204   (b)  $305
 Conservative Growth                (a)  $116   (a)  $151   (a)  $198   (a)  $294
                                    (b)  $118   (b)  $155   (b)  $204   (b)  $306
----------------------------------------------------------------------------------------


** This portfolio was not available for sale during fiscal year 2000. The figures are based on estimated amounts for the current fiscal year.

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you will incur directly and indirectly by investing in the contract. The example reflects owner transaction expenses, separate account expenses and investment portfolio expenses by SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY.


2. The Examples assume that no transfer fees were imposed. Premium taxes are not reflected but may be applicable. Although premium taxes may apply in certain states, they are not reflected in the Examples. In addition, these examples do not reflect the fees associated with the Income Protector Program. We converted the contract administration charge to a percentage (0.09%) using an assumed contract sign of $40,000. The actual impact of the administration charge may differ from this percentage and may be waived for contract values over $50,000.


3. For certain investment portfolios in which the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES invest, SAAMCo has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets: Multi-Managed Growth Portfolio 1.29%, Multi-Managed Moderate Growth Portfolio 1.21%, Multi-Managed Income/Equity Portfolio 1.14%, Multi-Managed Income Portfolio 1.06%, Asset Allocation: Diversified Growth Portfolio 1.21%, Stock Portfolio 1.21%, Large Cap Growth Portfolio 1.10%, Large Cap Composite Portfolio 1.10%, Large Cap Value Portfolio 1.10%, Mid Cap Growth Portfolio 1.15%, Mid Cap Value Portfolio 1.15%, Small Cap Portfolio 1.15%, International Equity Portfolio 1.30%, Diversified Fixed Income Portfolio 1.00%, Focus Growth 1.30% and Cash Management Portfolio 0.85%. SAAMCo also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. SAAMCo may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by SAAMCo with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations. During the time period reflected in this Fee Table, the adviser did not rely on any of these waiver and/or reimbursement agreements.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The historical accumulation unit values for the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGY(IES) are contained in Appendix A--Condensed Financial Information.

THE SEASONS SELECT VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.


The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which we call SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES. The SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, are similar to mutual funds, in that they have specific investment objectives and their performance varies. You can gain or lose money if you invest in these SELECT PORTFOLIOS, FOCUSED PORTFOLIOS or STRATEGIES. The amount of money you accumulate in your contract depends on the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) in which you invest.


The Contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in your Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.


For more information on SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S), STRATEGY(IES) and fixed account options available under this contract, SEE INVESTMENT OPTIONS PAGE 13.


Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Seasons Select Variable Annuity. When you purchase a Seasons Select Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York and Oregon. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Select may not currently be available in all states.


This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the federal tax code you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 9 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial adviser prior to purchase. This contract may not be available for sale in your state. Please see your financial advisor for information regarding availability.

PURCHASING A SEASONS SELECT VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes.

                                                       MINIMUM
                               MINIMUM INITIAL        SUBSEQUENT
                               PURCHASE PAYMENT    PURCHASE PAYMENT
                               ----------------    ----------------
Qualified                           $2,000               $500
Non-Qualified                       $5,000               $500


Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including one which would cause total Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment. Also, the optional Automatic Payment Plan allows you to make subsequent payments as small as $50.00. We may refuse any Purchase Payment.


In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the federal tax code is being made. In addition we may not issue a contract to anyone over age 90.


We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.


ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed accounts, SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS PAGE 13.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you; or

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS


The value of the variable portion of your contract will go up or down depending upon the investment performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units. We base the number of Annuity Units you receive on the unit value of the variable investment option as of the day we receive your money, if we receive it before 1 p.m. Pacific Standard Time, or the next business day if we receive your money after 1 p.m. Pacific Standard Time.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We calculate an Accumulation Unit for each STRATEGY, SELECT PORTFOLIO or FOCUSED PORTFOLIO after the NYSE closes each day. We do this by:

     1. determining the total value of money invested in a particular STRATEGY, SELECT PORTFOLIO or FOCUSED PORTFOLIO;

     2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

     3. dividing this amount by the number of outstanding Accumulation Units.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. Unless otherwise required by state law, you will receive back the value of the money allocated to the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) on the day we receive your request plus any Purchase Payment in the fixed investment options. This value may be more or less than the money you initially invested. Thus, the investment risk is borne by you during the free look period.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the 1-year fixed investment option during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments, or (2) the value of your contract. At the end of the free look period, we reallocate your money according to your instructions.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options which we call SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES alone or in concert with the fixed investment options. The SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES operate similar to a mutual fund but are only available through the purchase of certain variable annuities. A mixture of your investment in the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE INVESTMENT OPTIONS

Each of the variable investment options of the contract invests in underlying portfolios of Seasons Series Trust. SAAMCo, an affiliate of Anchor National, manages Seasons Series Trust. SAAMCo has engaged sub-advisers to provide investment advice for certain of the underlying investment portfolios.

YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE AND RISK FACTORS.

THE PORTFOLIOS

The contract offers nine SELECT PORTFOLIOS, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each SELECT PORTFOLIO invests in an underlying investment portfolio of the Seasons Series Trust. Except for the Cash Management portfolio, each underlying portfolio is multi-managed by a team of three money managers, one component of the underlying portfolios is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. The unmanaged component of each underlying portfolio is intended to balance some of the risks associated with an actively traded portfolio.

The contract also currently offers one FOCUSED PORTFOLIO. Each multi-managed FOCUSED PORTFOLIO offers you at least two different professional managers, one of which may be SAAMCo, and each of which advises a separate portion of the FOCUSED PORTFOLIO. Each manager actively selects a limited number of stocks that represent their best ideas. This approach to investing results in a more concentrated portfolio, which will be less diversified than the SELECT PORTFOLIOS, and may be subject to greater market risks.

Each underlying PORTFOLIO and the respective managers are:


SELECT PORTFOLIOS
LARGE CAP GROWTH                      INTERNATIONAL EQUITY                  SMALL CAP
Deutsche                              Deutsche                              Deutsche
Goldman Sachs                         Goldman Sachs Int'l                   Lord Abbett
Janus                                 Lord Abbett                           SAAMCo
LARGE CAP VALUE                       CASH MANAGEMENT                       DIVERSIFIED FIXED INCOME
Deutsche                              SAAMCo                                Deutsche
T. Rowe Price                                                               SAAMCo
Wellington                            LARGE CAP COMPOSITE                   Wellington
                                      Deutsche
MID CAP VALUE                         SAAMCo                                FOCUSED PORTFOLIO
Deutsche                              T. Rowe Price                         FOCUS GROWTH
Goldman Sachs                                                               Fred Alger
Lord Abbett                           MID CAP GROWTH                        Jennison
                                      Deutsche                              Marisco Capital
                                      T. Rowe Price
                                      Wellington


PORTFOLIO OPERATION

Each PORTFOLIO is designed to meet a distinct investment objective facilitated by the management philosophy of three different money managers. Generally, an equal portion of the Purchase Payments received for allocation to each PORTFOLIO will be allocated among the three managers for that PORTFOLIO. Each quarter SAAMCo will evaluate the asset allocation between the three managers of each PORTFOLIO. If SAAMCo determines that the assets have become significantly unequal in allocation among the managers, then the in-coming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing PORTFOLIO assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the PORTFOLIO. Transfers made as a result of rebalancing a PORTFOLIO are not considered a transfer under your contract.

THE STRATEGIES

The contract offers four multi-manager variable investment STRATEGIES, each with a different investment objective. We designed the STRATEGIES utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each STRATEGY is designed to achieve different levels of growth over time.

Each STRATEGY invests in three underlying investment portfolios of the Seasons Series Trust. The allocation of money among these investment portfolios varies depending on the objective of the STRATEGY.

The underlying investment portfolios of Seasons Series Trust in which the STRATEGIES invest include the Asset Allocation--Diversified Growth Portfolio, the Stock Portfolio and the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios").

The Asset Allocation: Diversified Growth Portfolio is managed by Putnam. The Stock Portfolio is managed by T. Rowe Price. All of the Multi-Managed Portfolios include the same three basic investment components: a growth component managed by Janus, a balanced component managed by SAAMCo and a fixed income component managed by Wellington, LLP. The Growth STRATEGY and the Moderate Growth STRATEGY also have an aggressive growth component which SAAMCo manages. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.

Each STRATEGY uses an investment approach based on asset allocation. This approach is achieved by each STRATEGY investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. Based on the percentage allocation to each specific underlying fund and each underlying fund's investment approach, each STRATEGY initially has a neutral asset allocation mix of stocks, bonds and cash. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each STRATEGY with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the neutral asset allocation mix for each STRATEGY. The pie charts on the following pages demonstrate:

     - the neutral asset allocation mix for each STRATEGY; and

     - the percentage allocation in which each STRATEGY invests.

STRATEGY REBALANCING

Each STRATEGY is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. In order to maintain the mix of investment portfolios consistent with each STRATEGY's objective, each STRATEGY within your contract is rebalanced each quarter. On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the prior pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. We also reserve the right to rebalance any STRATEGY more frequently if rebalancing is, deemed necessary and not adverse to the interests of contract owners invested in such STRATEGY. Rebalancing a STRATEGY may involve shifting a portion of assets out of underlying investment portfolios with higher returns into underlying investment portfolios with relatively lower returns. Transfers made as a result of rebalancing a STRATEGY are not counted against your fifteen free transfers per year.


GROWTH                                                             BALANCED GROWTH
      GOAL: Long-term growth of capital, allocating its            GOAL: Focuses on conservation of principal by investing in a
  assets primarily to stocks. This STRATEGY may be best            more balanced weighting of stocks and bonds, with a
  suited for those with longer periods to invest.                  secondary objective of seeking a high total return. This
                                                                   STRATEGY may be best suited for those approaching retirement
  [GROWTH CHART]                                                   and with less tolerance for investment risk.
                                                                   [BALANCED GROWTH CHART]
  UNDERLYING INVESTMENT                                            UNDERLYING INVESTMENT
  PORTFOLIOS & MANAGERS                                            PORTFOLIOS & MANAGERS
  MULTI-MANAGED GROWTH PORTFOLIO                   50%             MULTI-MANAGED INCOME/EQUITY PORTFOLIO              55%
  Managed by:                                                      Managed by:
    Janus Capital Corporation                                      Janus Capital Corporation
    SunAmerica Asset Management Corp.                              SunAmerica Asset Management Corp.
    Wellington Management Company, LLP                             Wellington Management Company, LLP
  STOCK PORTFOLIO                                     25%          STOCK PORTFOLIO                                       20%
  Managed by T. Rowe Price Associates, Inc.                        Managed by T. Rowe Price Associates, Inc.
  ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO       25%         ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO          25%
  Managed by Putnam Investment Management, Inc.                    Managed by Putnam Investment Management, Inc.


MODERATE GROWTH                                                    CONSERVATIVE GROWTH
      GOAL: Growth of capital through investments in               GOAL: Capital preservation while maintaining some potential
  equities, with a secondary objective of conservation of          for growth over the long term. This STRATEGY may be best
  principal by allocating more of its assets to bonds than         suited for those with lower investment risk tolerance.
  the Growth STRATEGY. This STRATEGY may be best suited for        [CONSERVATIVE GROWTH CHART]
  those nearing retirement years but still earning income.         UNDERLYING INVESTMENT
  [MODERATE GROWTH CHART]                                          PORTFOLIOS & MANAGERS
  UNDERLYING INVESTMENT
  PORTFOLIOS & MANAGERS                                            MULTI-MANAGED INCOME PORTFOLIO                        60%
                                                                   Managed by:
  MULTI-MANAGED MODERATE GROWTH PORTFOLIO         55%              Janus Capital Corporation
  Managed by:                                                      SunAmerica Asset Management Corp.
    Janus Capital Corporation                                      Wellington Management Company, LLP
    SunAmerica Asset Management Corp.
    Wellington Management Company, LLP                             STOCK PORTFOLIO                                        15%
                                                                   Managed by T. Rowe Price Associates, Inc.
  STOCK PORTFOLIO                                     20%
  Managed by T. Rowe Price Associates, Inc.                        ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO           25%
                                                                   Managed by Putnam Investment Management, Inc.
  ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO       25%
  Managed by Putnam Investment Management, Inc.

FIXED INVESTMENT OPTIONS

The contract also offers seven fixed investment options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed investment options. We currently offer fixed investment options for periods of one, three, five, seven and ten years, which we call guarantee periods. In Maryland and Washington only the one year fixed account option is available. Additionally, we guarantee the interest rate for money allocated to the six-month DCA fixed account and/or the one year DCA fixed account (the "DCA fixed accounts") which are available only in conjunction with the Dollar Cost Averaging Program. Please see the section on the Dollar Cost Averaging Program on page 19 for additional information about, including limitations on, the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

All of these fixed account options pay interest at rates set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We will never credit less than a 3% annual effective rate to any of the fixed account options. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the fixed account options. In addition, different guarantee periods offer different interest rates. Rates for specified payments are declared at the beginning of the guarantee period and do not change during the specified period.

There are three scenarios in which you may put money into the fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - INITIAL RATE: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

     - CURRENT RATE: Rate credited to subsequent Purchase Payments allocated to the fixed account.

     - RENEWAL RATE: Rate credited to money transferred from a fixed account or one of the STRATEGIES into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

Each of these rates may differ from one and other. Although once declared the applicable rate is guaranteed until the guarantee period expires.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 1-year or 6-month DCA fixed account while your investment is systematically transferred to the variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an effective rate of 3%. SEE DOLLAR COST AVERAGING ON PAGE 19 for more information.

When a guarantee period ends, you may leave your money in the same guarantee period. You may also reallocate money to another fixed investment option (other than the DCA fixed accounts) or to any of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES). If you want to reallocate your money, you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate your money. If we do not hear from you, we will keep your money in the same guarantee period where it will earn the renewal interest rate applicable at that time.

MARKET VALUE ADJUSTMENT


NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 3, 5, 7 OR 10 YEAR FIXED INVESTMENT OPTIONS ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL REPRESENTATIVE FOR MORE INFORMATION. THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO WITHDRAWALS TO PAY A DEATH BENEFIT OR CONTRACT FEES AND CHARGES.


If you take money out of the 3, 5, 7 or 10 year fixed investment options before the end of the guarantee period, we make an adjustment to your contract (the "market value adjustment" or "MVA"). This market value adjustment reflects any difference in the interest rate environment between the time you place your money in the fixed investment option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring a market value adjustment.

We will not assess a market value adjustment against withdrawals made (1) to pay a death benefit; (2) to pay contract fees and charges; or (3) to begin the income phase of your contract on the latest annuity date.

We calculate the market value adjustment by doing a comparison between current rates and the rate being credited to you in the fixed investment option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed investment options and the time you take it out, we credit a positive adjustment to your contract. On the other hand, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the market value adjustment is negative, we first deduct the adjustment from any money remaining in the fixed investment option. If there is not enough money in the fixed investment option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the market value adjustments is positive, we add the adjustment to your withdrawal amount.

The one year fixed investment option and the DCA fixed accounts do not impose a market value adjustment. These fixed investment options are not registered under the Securities Act of 1933 and are not subject to the provisions of the Investment Company Act of 1940.

Please see Appendix B for more information on how we calculate the market value adjustment.

TRANSFERS DURING THE ACCUMULATION PHASE

Except as provided in the next sentence with respect to the DCA fixed accounts, you can transfer money among the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S), STRATEGY(IES) and the fixed investment options by written request or by telephone. Although you may transfer money out of the DCA fixed accounts, you may not transfer money into the DCA fixed account from any SELECT PORTFOLIO, FOCUSED PORTFOLIO, STRATEGY or fixed investment option. You can make fifteen
(15) transfers every year without incurring a transfer charge. We measure a year from the anniversary of the date we issued your contract. If you make more than fifteen (15) transfers in a year, there is a $25 fee per transfer ($10 in Pennsylvania and Texas). Additionally, transfers out of a 3, 5, 7 or 10 year fixed investment option may be subject to a market value adjustment.

The minimum amount you can transfer is $500, or a lesser amount if you transfer the entire balance from a SELECT PORTFOLIO, FOCUSED PORTFOLIO, STRATEGY or a fixed investment option. Any money remaining in a SELECT PORTFOLIO, FOCUSED PORTFOLIO, STRATEGY or fixed investment option after making a transfer must equal at least $500. Your request for transfer must clearly state which investment option(s) are involved and the amount you want to transfer. Please see the section below on Dollar Cost Averaging for specific rules regarding the DCA fixed accounts.

We will accept transfers by telephone unless you specify otherwise on your contract application. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

We will accept transfers over the internet unless you specify otherwise on your contract application. When receiving internet account transfers, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures we may be liable for any losses due to unauthorized or fraudulent transactions.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS, PAGE 26.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary appointed, by you or for you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

We reserve the right to modify, suspend or terminate the transfer privileges at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the variable investment options. Under the program you systematically transfer a set dollar amount or percentage of any SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY or from the 1-year fixed account option (source accounts) to any other SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing.

We also offer the 6-month and a 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You can not transfer money already in your contract into these options. If you allocate a Purchase Payment into a DCA fixed account, we transfer all your money allocated to that account into the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) you select over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected. The minimum transfer amount if you use the 1-year or 6-month DCA fixed accounts to provide dollar cost averaging is $100.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on:

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed account, we transfer the remaining money to the 1-year fixed investment option, unless we receive different instructions from you.

Transfers under the DCA program count against your fifteen (15) free transfers per year. However, transfers resulting from a termination of this program do not count towards your fifteen (15) free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA Program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Mid-Cap Value SELECT PORTFOLIO over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

QUARTER    ACCUMULATION UNIT    UNITS PURCHASED
-------    -----------------    ---------------
   1            $ 7.50                100
   2            $ 5.00                150
   3            $10.00                 75
   4            $ 7.50                100
   5            $ 5.00                150
   6            $ 7.50                100

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options (other than the DCA fixed accounts) and the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY you select. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment needs to be allocated to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 7 years. If the 7-year fixed investment option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES), as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Seasons Series Trust shares. However, when an underlying portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If any of the underlying portfolios become unavailable for investment, we may be required to substitute shares of another investment portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS, PAGE 26.



Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a market value adjustment if a withdrawal comes from the 3, 5, 7 or 10 year fixed investment options prior to the end of a guarantee period. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES, PAGE 24. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. We return your contract value less any applicable fees and charges.


FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract we will recoup any surrender charges which would have been due at the time the free withdrawals were taken if your prior free withdrawal(s) had not been free.

To determine your free withdrawal amount and your surrender charge, we refer to two special terms. These are penalty free earnings and the Total Invested Amount.

The penalty-free earnings portion of your contract is simply your account value less your Total Invested Amount. The Total Invested Amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your Total Invested Amount are as follows:

     1. Any free withdrawals in any year that were in excess of your penalty free earnings and were based on the part of the Total Investment Amount that was no longer subject to surrender charges at the time of the withdrawal.

     2. Any prior withdrawals of the Total Investment Amount on which you already paid a surrender penalty, plus any surrender charge paid on such a withdrawal.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the Total Invested Amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a surrender charge before those Purchase Payments which are still subject to the surrender charge.

During the first year after we issue your contract your free withdrawal amount is the greater of:

     1. Your penalty-free earnings, or;

     2. If you are participating in the Systematic Withdrawal program, a total of 10% of your Total Invested Amount less any withdrawals taken during the contract year.

After the first contract year, you can take out the greater of the following amounts each year:

     1. Your penalty free earnings and any portion of your Total Invested Amount no longer subject to surrender charges, or;

     2. 10% of the portion of your Total Invested Amount that has been in your contract for at least one year less any withdrawals taken during the contract year.

Purchase payments, above and beyond the amount of your free withdrawal amount, that are invested for less than 9 years and withdrawn will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial advisor.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of $10,000 for each year. After that free withdrawal your contract value is $80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,
A - (B X C) = D, where:
A = Your contract value at the time of your request for surrender ($80,000)
B = The amount of your Purchase Payments still subject to withdrawal charge ($100,000)
C = The withdrawal charge percentage applicable to the age of each Purchase Payment (6%) [B X C = $6,000]
D = Your full surrender value ($74,000)

The minimum partial withdrawal amount is $1,000. We require that the value left in any SELECT PORTFOLIO, FOCUSED PORTFOLIO, STRATEGY or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each SELECT PORTFOLIO, FOCUSED PORTFOLIO, STRATEGY and the fixed investment option in which your contract is invested. Withdrawals from fixed investment options prior to the end of the guarantee period may result in a market value adjustment.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect, we use money in your contract to pay you monthly, quarterly, semi-annual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Any withdrawals you make using this program count against your free withdrawal amount as described above. Withdrawals in excess of that amount may incur a withdrawal charge. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS


Certain qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES, PAGE 30 for a more detailed explanation.


DEATH BENEFIT
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

If at the time we issued your contract, you were 80 years old or younger, the death benefit is the greatest of:


     1. the value of your contract on the date we receive all required paperwork and satisfactory proof of death; or


     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue); or

     4. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since that contract anniversary.

If at the time we issue your contract, you were 81 years old or older, the death benefit is the greater of:


     1. the value of your contract on the date we receive all required paperwork and satisfactory proof of death; or


     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 3% annual growth rate until the date of death.


The death benefit is not paid after you switch to the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS, PAGE 26.


You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.


The death benefit will be calculated and paid out when we receive all required paperwork and adequate proof of death. We consider adequate proof of death one of the following: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death;
(3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to us. We may also require additional documentation or proof in order for the death benefit to be paid.



The death benefit must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of your death. If the Beneficiary is the spouse of the owner, he or she can elect to continue the contract at the then current value, rather than receive a death benefit.

If the Beneficiary does not make a specific election as to how they want the death benefit distributed within sixty days of our receipt of adequate proof of death, it will be paid in a lump sum.

DEATH OF THE ANNUITANT

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

EXPENSES
--------------------------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

If you are age 80 or younger when your contract is issued, the amount of this charge is 1.40% annually of the value of your contract invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES). If you are 81 or older at the time of contract issue, the insurance charge is 1.52% annually of the value of your contract invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES).

We deduct the charge daily, on a pro-rata basis, from the value of your contract allocated to the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES). The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

      YEAR          1    2    3    4    5    6    7    8    9   10
-----------------  ---  ---  ---  ---  ---  ---  ---  ---  ---  ---
Withdrawal Charge  9%   8%   7%   6%   6%   5%   4%   3%   2%   0%

After a Purchase Payment has been in the contract for nine complete years, the withdrawal charge no longer applies to that payment.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY PAGE 21.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We do not currently assess a withdrawal charge upon election to receive income payments from your contract.


Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES PAGE 30.


INVESTMENT CHARGES


Charges are deducted from the assets of the investment portfolios underlying the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) for the advisory and other expenses of the portfolios. THE FEE TABLE BEGINNING ON PAGE 6 ILLUSTRATES THESE CHARGES AND EXPENSES. FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUS FOR THE SEASONS SERIES TRUST, ATTACHED.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We will deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. In the states of Pennsylvania, Texas and Washington a contract maintenance fee will be deducted pro-rata from the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) in which you are invested, only. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE


We currently permit fifteen free transfers between investment options, every contract year. We charge you $25 for each transfer over fifteen in any one year ($10 in Pennsylvania and Texas). We deduct the transfer fee from the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S), STRATEGY(IES) and/or fixed investment option from which you request the transfer. SEE INVESTMENT OPTIONS, PAGE 13.


INCOME PROTECTOR FEE

Please see page 29 of this prospectus for additional information regarding the Income Protector Fee.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX C provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES, PAGE 30.


INCOME OPTIONS


Currently, this Contract offers five standard Income Options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.


We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD
CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, Anchor National guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable.

INCOME PAYMENTS

Your income payments will vary if you are invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) after the Annuity date depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) on the Annuity Date, and;

     - the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract, and;

     - the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) after the Annuity Date, the allocation of funds between the fixed accounts and SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one (1) transfer per month is permitted between the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and STRATEGY(IES). No other transfers are allowed during the income phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

THE INCOME PROTECTOR

If you purchase your contract after July 5, 2000, you may elect to enroll in the Income Protector Program. The Income Protector Program provides a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you choose to begin receiving income payments. With the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

We base the amount of minimum retirement income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the contract (if the feature is elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS or STRATEGIES in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees, charges since the last contract anniversary in an amount proportionate to the amount by which such withdrawals decreased your contract value.


ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form. You can not terminate your enrollment once elected.

ELECTING TO RECEIVE INCOME

In order to exercise the Income Protector feature, you may not begin the income phase for at least nine years following the date your enrollment in the program became effective. Further, you may begin taking income payments using the Income Protector feature only within 30 days after the ninth or later contract anniversary following the effective date of your enrollment in the Income Protector program.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (including any negative MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

Generally, for qualified contracts:

     - for the Life Annuity with 10 years guaranteed, you must annuitize before age 79, and;

     - for the Joint and 100% Survivor Annuity with 20 years guaranteed, both annuitants must be 70 or younger or one of the annuitants must be 65 or younger upon annuitization. Other age combinations may be available.

You may wish to consult your tax advisor for information concerning your particular circumstances.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we deduct a fee equal to 0.10% of your Income Benefit Base from your contract value on each contract anniversary beginning with the contract anniversary following the anniversary on which your enrollment in the program becomes effective. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, if you fully surrender your contract prior to your contract anniversary, we will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:


This table assumes a $100,000 initial investment in a non-qualified contract and the election of the Income Protector program at contract issue with no further premiums, no withdrawals or premium taxes.


--------------------------------------------------------------------------------------------------------------------------
    IF AT ISSUE YOU                   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
       ARE . . .                1-8                  9                  10                  15                  20
--------------------------------------------------------------------------------------------------------------------------
  Male (M), Age 60*             N/A                6,480               6,672               7,716               8,832
--------------------------------------------------------------------------------------------------------------------------
  Female (F), Age 60*           N/A                5,700               5,880               6,900               8,112
--------------------------------------------------------------------------------------------------------------------------
  M and F, Age 60**             N/A                4,920               5,028               5,544               5,928
--------------------------------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector program is not available in California and may not be available in other states. Check with your financial adviser for availability in your state.

We reserve the right to modify, suspend or terminate the program at any time.

TAXES
--------------------------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the federal tax code treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For annuity payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The federal tax code provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age
59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the federal tax code); (4) in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The federal tax code further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the federal tax code); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the federal tax code for amounts paid during the taxable year for medical care;
(6) to fund higher education expenses (as defined in federal tax code); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.


The federal tax code limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the federal tax code); or (5) in the case of hardship. In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA under 403(b) or to a custodial account under section 403(b)(7).



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

MINIMUM DISTRIBUTIONS


Generally the IRS requires that you begin taking annual distributions from a Qualified annuity contract, by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) for Qualified contracts other than IRAs the calendar year in which you retire. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should contact your tax advisor for more information. Minimum distributions are not required under a Roth IRA during your lifetime.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


We currently waive surrender charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both).

DIVERSIFICATION

The federal tax code imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Portfolios' management monitors the variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Portfolios or the number and type of Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying variable investment Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

PERFORMANCE
--------------------------------------------------------------------------------

From time to time we will advertise the performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES. Any such performance results are based on historical earnings and are not intended to indicate future performance.

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES. These performance numbers do not indicate future results.

We may show performance of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY in comparison to various appropriate indexes and the performance of other similar variable annuity products with similar objectives as reported by such independent reporting services as Morningstar, Inc., Lipper Analytical Services, Inc. and the Variable Annuity Research Data Service ("VARDS").

Please see the Statement of Additional Information for additional information regarding the methods used to calculate performance data.

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA, Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA, Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the variable Portfolios.


OTHER INFORMATION
--------------------------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management, and the SunAmerica Financial Network, Inc. (comprising six wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include, fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.


THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Annuity Account Five (the "Separate Account"), under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


Anchor National owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Anchor National. Assets in the Separate Account are not guaranteed by Anchor National.


CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the Separate Account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7.5% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services is an affiliate of Anchor National, and is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the Separate Account.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


The consolidated financial statements of Anchor National Life Insurance Company at December 31, 2000 and 1999, and for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, and the financial statements of Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity) at April 30, 2001, for the year ended April 30, 2001, for the one month ended April 30, 2000 and for the year ended March 31, 2000, are incorporated by reference in this prospectus and have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Separate Account............................................    3
General Account.............................................    4
Performance Data............................................    4
Annuity Payments............................................    8
Annuity Unit Values.........................................    8
Taxes.......................................................   11
Distribution of Contracts...................................   16
Financial Statements........................................   16

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                                                                   FISCAL      3/31/00     4/30/00
                                                                    YEAR         TO          TO
               STRATEGIES                  INCEPTION TO 3/31/99    3/31/00     4/30/00     4/30/01
-----------------------------------------  --------------------   ---------   ---------   ---------
---------------------------------------------------------------------------------------------------
Growth (Inception Date: (a) 3/4/99 (b) 4/6/99)
  Beginning AUV..........................     (a)        15.05        15.89       21.30       20.24
                                              (b)            0        16.27       21.27       20.22
  End AUV................................     (a)        15.89        21.30       20.24       17.06
                                              (b)            0        21.27       20.22       17.02
  Ending Number of AUs...................     (a)       31,169    1,653,495   1,871,300   4,391,169
                                              (b)            0      126,216     132,445     278,263
---------------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: (a) 3/3/99
  (b) 4/26/99)
  Beginning AUV..........................     (a)        14.25        15.09       19.48       18.62
                                              (b)            0        15.79       19.46       18.59
  End AUV................................     (a)        15.09        19.48       18.62       16.30
                                              (b)            0        19.46       18.59       16.26
  Ending Number of AUs...................     (a)       93,136    1,559,019   1,760,865   3,829,366
                                              (b)            0       53,392      69,503     228,084
---------------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: (a) 3/5/99
  (b) 4/5/99)
  Beginning AUV..........................     (a)        13.80        14.05       16.68       16.11
                                              (b)            0        14.26       16.66       16.09
  End AUV................................     (a)        14.05        16.68       16.11       14.99
                                              (b)            0        16.66       16.09       14.95
  Ending Number of AUs...................     (a)       85,553      991,695   1,061,795   2,286,317
                                              (b)            0      113,160     109,857     305,108
---------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: (a) 3/5/99
  (b) 3/19/99)
  Beginning AUV..........................     (a)        13.03        13.21       14.89       14.50
                                              (b)        13.25        13.21       14.89       14.48
  End AUV................................     (a)        13.21        14.89       14.50       14.14
                                              (b)        13.21        14.87       14.48       14.10
  Ending Number of AUs...................     (a)       33,892      623,175     629,067   1,262,136
                                              (b)        5,689       77,606      81,771     149,827
---------------------------------------------------------------------------------------------------



          AUV-Accumulation Unit Value



         AU-Accumulation Units



         (a) Reflects age 80 or younger



         (b) Reflects age 81 or older

                                                                   FISCAL      3/31/00     4/30/00
                                                                    YEAR         TO          TO
            SELECT PORTFOLIOS              INCEPTION TO 3/31/99    3/31/00     4/30/00     4/30/01
-----------------------------------------  --------------------   ---------   ---------   ---------
---------------------------------------------------------------------------------------------------
Large Cap Growth (Inception Date:
  (a) 3/1/99 (b) 4/6/99)
  Beginning AUV..........................     (a)        10.00        10.68       14.94       13.99
                                              (b)            0        10.00       13.53       12.67
  End AUV................................     (a)        10.68        14.94       13.99       10.13
                                              (b)            0        13.53       12.67        9.16
  Ending Number of AUs...................     (a)       85,647    1,058,317   1,158,071   2,665,362
                                              (b)            0       59,510      77,385     228,987
---------------------------------------------------------------------------------------------------
Large Cap Composite (Inception Date:
  (a) 3/1/99 (b) 4/8/99)
  Beginning AUV..........................     (a)        10.00        10.41       12.88       12.30
                                              (b)            0        10.00       11.87       11.34
  End AUV................................     (a)        10.41        12.88       12.30       10.43
                                              (b)            0        11.87       11.34        9.60
  Ending Number of AUs...................     (a)       33,347      316,855     361,941     715,674
                                              (b)            0       17,244      18,966      35,031
---------------------------------------------------------------------------------------------------
Large Cap Value (Inception Date:
  (a) 3/1/99 (b) 4/6/99)
  Beginning AUV..........................     (a)        10.00        10.32       10.75       10.79
                                              (b)            0        10.00       10.32       10.35
  End AUV................................     (a)        10.32        10.75       10.79       12.36
                                              (b)            0        10.32       10.35       11.85
  Ending Number of AUs...................     (a)       34,004      531,732     571,490   1,296,249
                                              (b)            0        9,381      11,064      43,104
---------------------------------------------------------------------------------------------------
Mid Cap Growth (Inception Date:
  (a) 3/1/99 (b) 4/8/99)
  Beginning AUV..........................     (a)        10.00        10.62       18.41       16.85
                                              (b)            0        10.00       16.95       15.50
  End AUV................................     (a)        10.62        18.41       16.85       13.70
                                              (b)            0        16.95       15.50       12.59
  Ending Number of AUs...................     (a)       27,096      529,844     612,249   1,483,760
                                              (b)            0       22,616      35,007     116,099
---------------------------------------------------------------------------------------------------
Mid Cap Value (Inception Date:
  (a) 3/1/99 (b) 4/8/99)
  Beginning AUV..........................     (a)        10.00        10.10       10.93       11.14
                                              (b)            0        10.00       10.78       10.98
  End AUV................................     (a)        10.10        10.93       11.14       14.21
                                              (b)            0        10.78       10.98       14.00
  Ending Number of AUs...................     (a)       11,278      297,306     318,151     796,922
                                              (b)            0       18,247      33,708     115,825
---------------------------------------------------------------------------------------------------



          AUV-Accumulation Unit Value



         AU-Accumulation Units



         (a) Reflects age 80 or younger



         (b) Reflects age 81 or older

                                                                   FISCAL      3/31/00     4/30/00
                                                                    YEAR         TO          TO
            SELECT PORTFOLIOS              INCEPTION TO 3/31/99    3/31/00     4/30/00     4/30/01
-----------------------------------------  --------------------   ---------   ---------   ---------
---------------------------------------------------------------------------------------------------
Small Cap (Inception Date: (a) 3/1/99 (b)
  4/8/99)
  Beginning AUV..........................     (a)        10.00        10.35       15.00       13.56
                                              (b)            0        10.00       14.46       13.07
  End AUV................................     (a)        10.35        15.00       13.56       11.21
                                              (b)            0        14.46       13.07       10.79
  Ending Number of AUs...................     (a)       22,807      432,850     481,239   1,239,523
                                              (b)            0       17,502      32,914      74,871
---------------------------------------------------------------------------------------------------
International Equity (Inception Date: (a)
  3/1/99 (b) 4/6/99)
  Beginning AUV..........................     (a)        10.00        10.51       13.61       12.46
                                              (b)            0        10.00       12.71       11.63
  End AUV................................     (a)        10.51        13.61       12.46        9.61
                                              (b)            0        12.71       11.63        8.96
  Ending Number of AUs...................     (a)       23,961      314,634     384,946   1,208,881
                                              (b)            0        9,229      23,901      59,533
---------------------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date:
  (a) 3/10/99 (b) 4/8/99)
  Beginning AUV..........................     (a)        10.00        10.02       10.00        9.96
                                              (b)            0        10.00        9.87        9.82
  End AUV................................     (a)        10.02        10.00        9.96       10.58
                                              (b)            0         9.87        9.82       10.42
  Ending Number of AUs...................     (a)       31,762      474,014     513,721   1,135,253
                                              (b)            0       12,327      13,385      68,020
---------------------------------------------------------------------------------------------------
Cash Management (Inception Date: (a)
  3/26/99 (b) 4/8/99)
  Beginning AUV..........................     (a)        10.00        10.00       10.32       10.35
                                              (b)            0        10.00       10.30       10.33
  End AUV................................     (a)        10.00        10.32       10.35       10.78
                                              (b)            0        10.30       10.33       10.74
  Ending Number of AUs...................     (a)          970      380,169     235,608     583,476
                                              (b)            0       19,302      26,880      34,844
---------------------------------------------------------------------------------------------------



           FOCUSED PORTFOLIOS
-----------------------------------------
            SELECT PORTFOLIOS              INCEPTION TO 3/31/99    3/31/00     4/30/00     4/30/01
-----------------------------------------  --------------------   ---------   ---------   ---------
-----------------------------------------------------------------------------------------------
Focus Growth (Inception Date: (a) 7/7/00
  (b) 7/7/00)
  Beginning AUV..........................    (a)          0           0           0       10.00
                                             (b)          0           0           0       10.00
  End AUV................................    (a)          0           0           0        7.65
                                             (b)          0           0           0        7.20
  Ending Number of AUs...................    (a)          0           0           0   1,140,438
                                             (b)          0           0           0      70,478
-----------------------------------------------------------------------------------------------


          AUV-Accumulation Unit Value

          AU-Accumulation Units

          (a) Reflects age 80 or younger

          (b) Reflects age 81 or older

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The market value adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed investment option, the greater the impact of changing interest rates. The impact of the market value adjustment can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or annuitized by the following factor:

                                          (N/12)
                            [(1+I/(1+J+L)]       - 1
                      The market value adjustment formula
                          may differ in certain states

where:

              I is the interest rate you are earning on the money invested in the fixed investment option;

              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed investment option; and

              L is equal to 0.005, except in Pennsylvania where it is equal to zero and Florida where it is equal to .0025.

              N is the number of full months remaining in the term you initially agreed to leave your money in the fixed investment option.

EXAMPLES OF THE MARKET VALUE ADJUSTMENT

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed investment option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remain in the 10-year term you initially agreed to leave your money in the fixed investment option (N=12); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for nine full years. If a withdrawal charge applies, it is deducted before the market value adjustment. The market value adjustment is assessed on the amount withdrawn less any withdrawal charges.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed investment option is 6%.

The market value adjustment factor is:
                                                    (N/12)
                               = [(1+I)/(1+J+0.005)]       - 1
                                                      (12/12)
                               = [(1.05)/(1.06+0.005)]        - 1
                                           (1)
                               = (0.985915)    - 1
                               = 0.985915 - 1
                               = -0.014085

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                         $4,000 X (-0.014085) = -$56.34

$56.34 represents the market value adjustment that will be deducted from the money remaining in the 10-year fixed investment option.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed investment option is 4%.

The market value adjustment factor is:

                                                   (N/12)
                               = [(1+I/(1+J+0.005)]       - 1
                                                      (12/12)
                               = [(1.05)/(1.04+0.005)]        - 1
                                           (1)
                               = (1.004785)    - 1
                               = 1.004785 - 1
                               = +0.004785

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                         $4,000 X (+0.004785) = +$19.14

$19.14 represents the market value adjustment that would be added to your withdrawal.

APPENDIX C - PREMIUM TAXES
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
                           -----                              ---------    -------------
California..................................................    0.50%          2.35%
Maine.......................................................       0%           2.0%
Nevada......................................................       0%           3.5%
South Dakota................................................       0%          1.25%
West Virginia...............................................     1.0%           1.0%
Wyoming.....................................................       0%           1.0%

Please forward a copy (without charge) of the Seasons Select Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: ____________  Signed:

Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                      STATEMENT OF ADDITIONAL INFORMATION

         FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FIVE
           (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)

               DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated July 27, 2001, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


     THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JULY 27, 2001.

TABLE OF CONTENTS


Separate Account............................................    3

General Account.............................................    3

Performance Data............................................    4

Annuity Payments............................................    7

Annuity Unit Values.........................................    7

Taxes.......................................................   10

Distribution of Contracts...................................   14

Financial Statements........................................   14

SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Variable Annuity Account Five was originally established by Anchor National Life Insurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one, three, five, seven or ten year fixed investment option and/or the one year or 6-month DCA fixed account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO


Inception of the Cash Management portfolio occurred on March 26, 1999, for contracts issued to those under age 80 and on April 8, 1999, for contracts issued to those over age 80. The annualized current yield and effective yield for the Cash Management Portfolio for the seven day period ended April 30, 2001, were as follows:




                                                            CURRENT YIELD   EFFECTIVE YIELD
                                                            -------------   ---------------
A. Issue Age Under 80.....................................       1.80             1.82
B. Issue Age Over 80......................................       1.68             1.70

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                     Base Period Return = (EV-SV-CMF)/(SV)

    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES and the general account so that each SELECT PORTFOLIO'S, FOCUSED PORTFOLIO'S and/or STRATEGY's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

OTHER PORTFOLIOS

The Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

TOTAL RETURN FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds another contract (Seasons) which has been in existence longer than the Seasons Select Variable Annuity. The Strategies in Seasons Select are also available in that other contract and have been since 4/15/97. Sales of Seasons Select began on February 18, 1999. The one year and since inception numbers for the strategies are based on Season's historical data (which is adjusted for the fees and charges applicable to Seasons Select) and represent adjusted actual performance of the separate account.


TOTAL ANNUAL RETURN FOR THE PERIOD ENDING APRIL 30, 2001 (RETURN WITH/WITHOUT REDEMPTION) ISSUE AGE UNDER 80




                                                          1 YEAR RETURN                       SINCE FUND INCEPTION**
                                               -----------------------------------      ----------------------------------
STRATEGIES                 INCEPTION DATE            W                    W/O                 W                   W/O
----------                 --------------      --------------        -------------      -------------        -------------
Growth...................     4/15/97             -24.77%               -15.77%            13.09%               14.09%
Moderate Growth..........     4/15/97             -21.48%               -12.48%            11.77%               12.81%
Balanced Growth..........     4/15/97             -16.03%                -7.03%             9.37%               10.48%
Conservative Growth......     4/15/97             -11.52%                -2.52%             7.73%                8.90%




                                                          1 YEAR RETURN                        SINCE FUND INCEPTION
                                               -----------------------------------        ----------------------------------
SELECT PORTFOLIOS          INCEPTION DATE            W                    W/O                 W                    W/O
-----------------          --------------      --------------        -------------        -------------        -------------
Large Cap Growth.........     3/1/99               -36.67%              -27.67%               -2.73%                0.54%
Large Cap Composite......     3/1/99               -24.34%              -15.34%               -1.35%                1.87%
Large Cap Value..........     3/1/99                 5.55%               14.55%                7.29%               10.22%
Mid Cap Growth...........     3/1/99               -27.75%              -18.75%               12.83%               15.60%
Mid Cap Value............     3/1/99                18.50%               27.50%               14.82%               17.54%
Small Cap................     3/1/99               -26.48%              -17.48%                2.23%                5.33%
International Equity.....     3/1/99               -31.99%              -22.99%               -5.29%               -1.91%
Diversified Fixed
Income...................     3/10/99               -2.81%                6.19%               -0.63%                2.61%

FOCUSED PORTFOLIOS
-------------------------
Focus Growth*............     7/7/00                 N/A                 N/A                 -32.59%              -23.59%





TOTAL ANNUAL RETURN FOR THE PERIOD ENDING APRIL 30, 2001 (RETURN WITH/WITHOUT REDEMPTION) ISSUE AGE OVER 80




                                                          1 YEAR RETURN                       SINCE FUND INCEPTION**
                                               -----------------------------------      ----------------------------------
STRATEGIES                 INCEPTION DATE            W                    W/O                 W                    W/O
----------                 --------------      --------------        -------------      -------------        -------------
Growth...................     4/15/97             -24.87%               -15.87%            12.96%                13.97%
Moderate Growth..........     4/15/97             -21.58%               -12.58%            11.64%                12.69%
Balanced Growth..........     4/15/97             -16.14%                -7.14%             9.25%                10.36%
Conservative Growth......     4/15/97             -11.63%                -2.63%             7.61%                 8.78%



                                                          1 YEAR RETURN                      SINCE FUND INCEPTION***
                                               -----------------------------------        ----------------------------------
SELECT PORTFOLIOS          INCEPTION DATE            W                    W/O                 W                    W/O
-----------------          --------------      --------------        -------------        -------------        -------------
Large Cap Growth.........     3/1/99              -36.76%               -27.76%              -2.86%               0.42%
Large Cap Composite......     3/1/99              -24.45%               -15.45%              -1.48%               1.75%
Large Cap Value..........     3/1/99                5.41%                14.41%               7.17%              10.10%
Mid Cap Growth...........     3/1/99              -27.86%               -18.86%              12.72%              15.48%
Mid Cap Value............     3/1/99               18.35%                27.35%              14.71%              17.42%
Small Cap................     3/1/99              -26.58%               -17.58%               2.11%               5.21%
International Equity.....     3/1/99              -32.09%               -23.09%              -5.41%              -2.03%
Diversified Fixed
Income...................     3/10/99              -2.94%                 6.06%              -0.75%               2.49%

FOCUSED PORTFOLIOS
-------------------------
Focus Growth*............                            N/A                   N/A              -32.71%             -23.71%






** These rates of return were calculated utilizing Seasons rates for the related periods, adjusting for differences in fees.

*** These rates of return were calculated utilizing Seasons Select (under 80) rates for the related periods, adjusting for differences in fees.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and then dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY exceeds 3.5010, variable annuity payments derived from allocations to that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of that month, and

(b) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                             NIF = ($11.46/$11.44)

                                 = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                       1/[(1.035) /\ (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

TAXES
--------------------------------------------------------------------------------

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A contract owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity payment option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no costs basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.


The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under

Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION--SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying annuity variable contracts such as the contracts. The regulations amplify the diversification requirements for variable annuity contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.



TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7).

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If you own a Qualified Contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified Contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified Contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) H.R. 10 PLANS

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRA

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the resulting income tax may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS--SECTION 457

Under Section 457 of the Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. The amounts deferred under a Plan which meets the requirements of Section 457 are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.


All of the assets and income of a Plan established by a governmental employee after August 23, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 23, 1995 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt non-governmental employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the plan is not an eligible plan within the meaning of section 457(b). In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The audited consolidated financial statements of the Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity) at April 30, 2001, for the year ended April 30, 2001, for the one month ended April 30, 2000, and for the year ended March 31, 2000, are also presented in this Statement of Additional Information.






PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants

To the Board of Directors and Shareholder of Anchor National Life Insurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Woodland Hills, California

January 31, 2001

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                   December 31,     December 31,
                                                      2000              1999
                                                   -----------      -----------
                                                          (In thousands)
ASSETS

Investments:
   Cash and short-term investments                 $   169,701      $   462,915
   Bonds, notes and redeemable
      preferred stocks available for sale,
      at fair value (amortized cost:
      December 2000, $4,130,570;
      December 1999, $4,155,728)                     4,007,902        3,953,169
   Mortgage loans                                      684,174          674,679
   Policy loans                                        244,436          260,066
   Separate account seed money                         104,678          144,231
   Common stocks available for sale,
      at fair value (cost: December 2000,
      $1,001; December 1999, $0)                           974             --
   Partnerships                                          8,216            4,009
   Real estate                                          24,139           24,000
   Other invested assets                                18,514           31,632
                                                   -----------      -----------
   Total investments                                 5,262,734        5,554,701

Variable annuity assets held in separate
   accounts                                         20,393,820       19,949,145
Accrued investment income                               57,555           60,584
Deferred acquisition costs                           1,286,456        1,089,979
Receivable from brokers for sales of
   securities                                               15           54,760
Income taxes currently receivable from Parent           60,992             --
Deferred income taxes                                     --             53,445
Other assets                                           127,906          111,880
                                                   -----------      -----------
TOTAL ASSETS                                       $27,189,478      $26,874,494
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                 December 31,       December 31,
                                                     2000              1999
                                                 ------------       ------------
                                                          (In thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  2,778,229       $  3,254,895
   Reserves for universal life insurance
      contracts                                     1,832,667          1,978,332
   Reserves for guaranteed investment
      contracts                                       610,672            305,570
   Payable to brokers for purchases of
      securities                                        3,662                139
   Income taxes currently payable                        --               23,490
   Modified coinsurance deposit liability              97,647            140,757
   Other liabilities                                  203,015            249,224
                                                 ------------       ------------
   Total reserves, payables and accrued
      liabilities                                   5,525,892          5,952,407
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               20,393,820         19,949,145
                                                 ------------       ------------
Subordinated notes payable to affiliates               55,119             37,816
                                                 ------------       ------------
Deferred income taxes                                  85,978               --
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         493,010            493,010
   Retained earnings                                  697,730            551,158
   Accumulated other comprehensive loss               (65,582)          (112,553)
                                                 ------------       ------------
   Total shareholder's equity                       1,128,669            935,126
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 27,189,478       $ 26,874,494
                                                 ============       ============


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                            Years Ended December 31,
                                           -------------------------   Three Months Ended       Year Ended
                                              2000           1999       December 31, 1998   September 30, 1998
                                           ---------       ---------   ------------------   ------------------
                                                                    (In thousands)

Investment income                          $ 399,355       $ 516,001       $  53,553               $ 218,793
                                           ---------       ---------       ---------               ---------
Interest expense on:
   Fixed annuity contracts                  (140,322)       (231,929)        (22,828)               (112,695)
   Universal life insurance
      contracts                              (86,263)       (102,486)           --                      --
   Guaranteed investment
      contracts                              (34,124)        (19,649)         (3,980)                (17,787)
   Senior indebtedness                          --              (199)            (34)                 (1,498)
   Subordinated notes payable
      to affiliates                           (4,144)         (3,474)           (853)                 (3,114)
                                           ---------       ---------       ---------               ---------
   Total interest expense                   (264,853)       (357,737)        (27,695)               (135,094)
                                           ---------       ---------       ---------               ---------
NET INVESTMENT INCOME                        134,502         158,264          25,858                  83,699
                                           ---------       ---------       ---------               ---------
NET REALIZED INVESTMENT
   GAINS (LOSSES)                            (15,177)        (19,620)            271                  19,482
                                           ---------       ---------       ---------               ---------
Fee income:
   Variable annuity fees                     400,495         306,417          58,806                 200,867
   Net retained commissions                   62,202          51,039          11,479                  48,561
   Asset management fees                      73,922          43,510           8,068                  29,592
   Universal life insurance fees, net         20,258          28,932            --                      --
   Surrender charges                          20,963          17,137           3,239                   7,404
   Other fees                                 12,959           6,327           1,738                   3,938
                                           ---------       ---------       ---------               ---------
TOTAL FEE INCOME                             590,799         453,362          83,330                 290,362
                                           ---------       ---------       ---------               ---------
GENERAL AND ADMINISTRATIVE
   EXPENSES                                 (171,627)       (146,683)        (21,268)                (92,929)
                                           ---------       ---------       ---------               ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                        (158,007)       (116,840)        (27,070)                (72,713)
                                           ---------       ---------       ---------               ---------
ANNUAL COMMISSIONS                           (56,473)        (40,760)         (6,624)                (18,209)
                                           ---------       ---------       ---------               ---------
PRETAX INCOME                                324,017         287,723          54,497                 209,692
                                           ---------       ---------       ---------               ---------
Income tax expense                          (108,445)       (103,025)        (20,106)                (71,051)
                                           ---------       ---------       ---------               ---------
NET INCOME                                 $ 215,572       $ 184,698       $  34,391               $ 138,641
                                           ---------       ---------       ---------               ---------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                Years Ended December 31,
                                                ------------------------  Three Months Ended       Year Ended
                                                  2000           1999     December 31, 1998    September 30, 1998
                                                ---------      ---------  ------------------   ------------------
                                                                     (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
 NET OF TAX:
  Net unrealized gains (losses)
   on debt and equity securities
   available for sale identified
   in the current period (net of
   income tax expense of $20,444
   and income tax benefit of
   $63,900, $5,517 and $2,168 for
   the years ended December 31,
   2000 and 1999, the three
   months ended December 31, 1998
   and the year ended September
   30, 1998, respectively)                      $  37,968      $(118,669)      $ (10,249)          $  (4,027)

  Less reclassification
   adjustment for net realized
   losses (gains) included in net
   income (net of income tax
   expense of $4,848, $4,165 and
   $116 and income tax benefit of
   $3,210 for the years ended
   December 31, 2000 and 1999,
   the three months ended
   December 31, 1998 and the year
   ended September 30, 1998, respectively)          9,003          7,735             215              (5,963)
                                                ---------      ---------       ---------           ---------
OTHER COMPREHENSIVE INCOME (LOSS)                  46,971       (110,934)        (10,034)             (9,990)
                                                ---------      ---------       ---------           ---------
COMPREHENSIVE INCOME                            $ 262,543      $  73,764       $  24,357           $ 128,651
                                                =========      =========       =========           =========

           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                               Years Ended December 31,
                                             ----------------------------   Three Months Ended       Year Ended
                                               2000              1999        December 31, 1998   September 30, 1998
                                            -----------       -----------   ------------------   ------------------
                                                                        (In thousands)
CASH FLOW FROM OPERATING
   ACTIVITIES:

   Net income                               $   215,572       $   184,698       $    34,391       $   138,641
   Adjustment to reconcile net
      income to net cash provided
      by operating activities:
         Interest credited to:
             Fixed annuity contracts            140,322           231,929            22,828           112,695
             Universal life insurance
               contracts                         86,263           102,486              --                --
             Guaranteed investment
               contracts                         34,124            19,649             3,980            17,787
         Net realized investment
             losses (gains)                      15,177            19,620              (271)          (19,482)
         Amortization (accretion) of
             net premiums (discounts)
             on investments                      (2,198)          (18,343)           (1,199)              447
         Universal life insurance fees          (20,258)          (28,932)             --                --
         Amortization of goodwill                 1,455               776               356             1,422
         Provision for deferred
             income taxes                       114,127          (100,013)           15,945            34,087
   Change in:
      Accrued investment income                   3,029             9,155            (1,512)           (4,649)
      Deferred acquisition costs               (204,077)         (208,228)          (34,328)         (160,926)
      Other assets                              (16,628)           (5,661)          (21,070)          (19,374)
      Income taxes currently
         receivable/payable                     (84,482)           12,367            16,992           (38,134)
      Other liabilities                         (12,520)           49,504             5,617            (2,248)
   Other, net                                    43,376            20,729             5,510            (5,599)
                                            -----------       -----------       -----------       -----------
NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                   313,282           289,736            47,239            54,667
                                            -----------       -----------       -----------       -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                      (881,647)       (4,130,682)         (392,515)       (1,970,502)
      Mortgage loans                           (144,303)         (331,398)           (4,962)         (131,386)
      Other investments, excluding
         short-term investments                 (66,722)         (227,268)           (1,992)             --
   Sales of:
      Bonds, notes and redeemable
         preferred stocks                       468,221         2,660,931           265,039         1,602,079
      Other investments, excluding

         short-term investments                  60,538            65,395               142            42,458
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                       429,347         1,274,764            37,290           424,393
      Mortgage loans                            136,277            46,760             7,699            80,515
      Other investments, excluding
         short-term investments                 122,195            21,256               853            67,213
   Cash and short-term investments
      acquired in coinsurance
      transaction with MBL Life
      Assurance Corporation                        --                --           3,083,211              --
   Net cash and short-term investments
      transferred from (to) affiliates
      in assumption with MBL Life
      Assurance Corporation                      (3,314)         (371,634)             --                --
                                            -----------       -----------       -----------       -----------

NET CASH PROVIDED (USED IN) BY
   INVESTING ACTIVITIES                         120,592          (991,876)        2,994,765           114,770
                                            -----------       -----------       -----------       -----------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                            Years Ended December 31,
                                         -----------------------------     Three Months Ended          Year Ended
                                             2000             1999         December 31, 1998       September 30, 1998
                                         -----------       -----------     ------------------      ------------------
                                                                       (In thousands)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts            $ 1,764,600       $ 2,016,851       $   351,616             $ 1,512,994
      Universal life insurance
         contracts                            58,738            78,864              --                      --
      Guaranteed investment
         contracts                           350,000              --                --                     5,619
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                           (1,994,710)       (1,821,324)         (448,762)             (1,303,790)
   Withdrawal payments on:
      Fixed annuity contracts               (320,778)       (2,232,374)          (41,554)               (191,690)
      Universal life insurance
         contracts                          (145,067)          (81,634)             --                      --
      Guaranteed investment
         contracts                           (78,312)          (19,742)           (3,797)                (36,313)
   Claims and annuity payments on:
      Fixed annuity contracts               (114,761)          (46,578)           (9,333)                (40,589)
      Universal life insurance
         contracts                          (118,302)         (158,043)             --                      --
   Net receipts from (repayments
      of) other short-term
      financings                             (33,689)         (129,512)            9,545                 (10,944)
   Net receipt (payment) related
      to a modified coinsurance
      transaction                            (43,110)          140,757          (170,436)                166,631
   Net receipts from issuances of
      subordinated notes payable
      to affiliate                            17,303              --             170,436                    --
   Change in capital                            --             114,336            70,000                    --
   Dividends paid to Parent                  (69,000)             --                --                   (51,200)
                                         -----------       -----------       -----------             -----------

NET CASH PROVIDED (USED IN) BY
   FINANCING ACTIVITIES                     (727,088)       (2,138,399)          (72,285)                 50,718
                                         -----------       -----------       -----------             -----------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS               (293,214)       (2,840,539)        2,969,719                 220,155

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                    462,915         3,303,454           333,735                 113,580
                                         -----------       -----------       -----------             -----------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                      $   169,701       $   462,915       $ 3,303,454             $   333,735
                                         ===========       ===========       ===========             ===========

SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness         $     1,841       $     3,787       $     1,169              $     3,912
                                         ===========       ===========       ===========              ===========
   Net income taxes paid (refunded)
    to Parent                            $    78,796       $   190,126       $   (12,302)             $    74,932
                                         ===========       ===========       ===========              ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.       NATURE OF OPERATIONS

         Anchor National Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal"), a wholly owned subsidiary of the Company.

         The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

         Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

         The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reports in the financial statements and the accompanying notes. Actual results could differ from those estimates.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is valued at market. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at cost, reduced by impairment provisions. Common stock is carried at fair value. Other invested assets include collateralized bond obligations and investments in mutual funds for the Company's asset management operations.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability. Upon adoption of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, and related implementation guidance, the Company will be required to mark all swap agreements to market as of January 1, 2001 (see "Recently Issued Accounting Standards"). Such adjustment is not anticipated to be material to the shareholder's equity of the Company.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net unrealized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $362,085,000 and $312,764,000 for the years ended December 31, 2000 and
         1999, respectively.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $21,800,000 and $29,400,000 at December 31, 2000 and 1999,
         respectively, for this adjustment.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounted to $21,604,000 (including accumulated amortization of $18,101,000) and $22,206,000 (including accumulated amortization of $16,350,000) at December 31, 2000 and 1999 respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees). Contractholder reserves for universal life insurance contracts are equal to the policyholder account values before surrender charges.

         MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 8 is recorded as a deposit liability. Premiums from the reinsured business is allocated to pay down the liability pursuant to a repayment schedule.

         FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). The Company has reviewed and continues to review the effect of the implementation of SFAS 133, as amended by SFAS 138 and related implementation guidance. This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and, to the extent it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB No. 133, and now will be effective for the Company as of January 1, 2001. Because of the Company's minimal use of derivatives, management does not anticipate that the new statement will have a significant effect on either the earnings or the financial position of the Company.

3.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for the comparable prior year period are summarized below.

                                                               Three Months Ended
                                                                December 31, 1997
                                                                (In thousands)
                                                               ------------------
         Investment income                                           $ 59,062
         Net investment income                                         25,689
         Net realized investment gains                                 20,935
         Total fee income                                              63,984
         Pretax income                                                 67,654
         Net income                                                  $ 44,348
                                                                     ========

4.       ACQUISITION

         On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $92,687,000 at December 31, 2000, after adjustment for the transfer of the New York business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2000 and 1999 include the impact of the Acquisition. On a pro forma basis, assuming the Acquisition had been consummated on October 1, 1997, the beginning of the prior-year periods discussed herein, investment income would have been $514,433,000 and net income would have been $162,555,000 for the year ended September 30, 1998.

         Included in the block of business acquired from MBL Life were policies whose owners are residents of New York State ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

         The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

         As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on January 1, 2000 amounted to $58,329,000 and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits during 2000. On December 31, 2000, the enhancement reserve for such payments totaled $162,653,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                                                                               $   19,164      $   18,868
Mortgage-backed securities                                                                    1,651,581       1,636,304
Securities of public utilities                                                                  154,076         151,209
Corporate bonds and notes                                                                     1,426,845       1,329,001
Redeemable preferred stocks                                                                       1,375           1,375
Other debt securities                                                                           877,529         871,145
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========
AT DECEMBER 31, 1999:

Securities of the United States
    Government                                                                               $   24,688      $   22,884
Mortgage-backed securities                                                                    1,505,729       1,412,134
Securities of public utilities                                                                  114,933         107,596
Corporate bonds and notes                                                                     1,676,006       1,596,469
Redeemable preferred stocks                                                                       4,375           4,547
Other debt securities                                                                           829,997         809,539
                                                                                             ----------      ----------
    Total                                                                                    $4,155,728      $3,953,169
                                                                                             ==========      ==========

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2000, follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)

Due in one year or less                                                                      $   66,156      $   64,269
Due after one year through
    five years                                                                                  805,277         795,040
Due after five years through
    ten years                                                                                 1,023,591         938,495
Due after ten years                                                                             583,965         573,794
Mortgage-backed securities                                                                    1,651,581       1,636,304
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========

         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                       Gross          Gross
                                     Unrealized     Unrealized
                                       Gains          Losses
                                     ----------    -----------
                                         (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                       $      17      $    (313)
Mortgage-backed securities              10,000        (25,277)
Securities of public utilities             267         (3,134)
Corporate bonds and notes               12,682       (110,526)
Other debt securities                   11,482        (17,866)
                                     ---------      ---------
    Total                            $  34,448      $(157,116)
                                     =========      =========

AT DECEMBER 31, 1999:

Securities of the United States
    Government                       $      47      $  (1,852)
Mortgage-backed securities               3,238        (96,832)
Securities of public utilities              13         (7,350)
Corporate bonds and notes               10,222        (89,758)
Redeemable preferred stocks                172           --
Other debt securities                    4,275        (24,734)
                                     ---------      ---------
    Total                            $  17,967      $(220,526)
                                     =========      =========


         Gross unrealized gains on equity securities available for sale aggregated $18,000 at December 31, 2000. Gross unrealized losses on equity securities available for sale aggregated $45,000 at December 31, 2000. There were no unrealized gains or losses on equity securities available for sale at December 31, 1999.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on sales of investments are as follows:

                                Years Ended December 31,
                                -------------------------   Three Months Ended    Year Ended
                                  2000             1999      December 31, 1998 September 30, 1998
                                --------         --------   ------------------ ------------------
                                                        (In thousands)
BONDS, NOTES AND
    REDEEMABLE PREFERRED
    STOCKS:
    Realized gains              $  9,608         $  8,333         $  6,669         $ 28,086
    Realized losses               (5,573)         (26,113)          (5,324)          (4,627)
MORTGAGE LOANS:
    Realized losses                 (276)            --               --               --
COMMON STOCKS:
    Realized gains                   610            4,239               12              337
    Realized losses                 --                (11)              (9)            --
OTHER INVESTMENTS:
    Realized gains                 1,091             --                573            8,824
IMPAIRMENT WRITEDOWNS            (20,637)          (6,068)          (1,650)         (13,138)
                                --------         --------         --------         --------
Total net realized
    investment gains
    (losses)                    $(15,177)        $(19,620)        $    271         $ 19,482
                                ========         ========         ========         ========

         The sources and related amounts of investment income are as follows:

                                 Years Ended December 31,
                                 -------------------------   Three Months Ended    Year Ended
                                   2000             1999      December 31, 1998 September 30, 1998
                                 --------         --------   ------------------ ------------------
                                                          (In thousands)
Short-term investments           $  21,683         $  61,764         $   4,649         $  12,524
Bonds, notes and
    redeemable preferred
    stocks                         290,157           348,373            39,660           156,140
Mortgage loans                      60,608            47,480             7,904            29,996
Common stocks                         --                   7              --                  34
Real estate                            121              (525)               13              (467)
Partnerships                         7,031             6,631               352            24,311
Other invested assets               26,868            58,223             1,700              (572)

Less: investment expenses           (7,113)           (5,952)             (725)           (3,173)
                                 ---------         ---------         ---------         ---------
    Total investment
       income                    $ 399,355         $ 516,001         $  53,553         $ 218,793
                                 =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

At December 31, 2000, no investments exceeded 10% of the Company's consolidated shareholder's equity.

At December 31, 2000, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 10% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At December 31, 2000, bonds, notes and redeemable preferred stocks included $267,891,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 2000.

At December 31, 2000, the carrying value of investments in default as to the payment of principal or interest was $3,563,000 of bonds which approximates its estimated fair value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2000, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $28,688,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The interest income on the asset Swap Agreement is included in Investment Income in the income statement, while the interest paid on the liability Swap Agreement is included in Interest Expense on Guaranteed Investment Contracts in the income statement. The net interest income (paid) amounted to $43,000 for the year ended December 31, 2000, $(215,000) for the year ended December 31, 1999, $(54,000)
for the three months ended December 31, 1998 and $(278,000) for the year ended September 30, 1998.

At December 31, 2000, $8,955,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         POLICY LOANS: Carrying value is considered to be a reasonable estimate of fair value.

         PARTNERSHIPS: Fair value of partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RECEIVABLE FROM/PAYABLE TO BROKERS FOR SALES/PURCHASES OF SECURITIES:
         Such amounts represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

         SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 compared with their respective carrying values, are as follows:

                                                 Carrying             Fair
                                                   Value              Value
                                                -----------        -----------
                                                        (In thousands)
DECEMBER 31, 2000:

ASSETS:

    Cash and short-term investments             $   169,701        $   169,701
    Bonds, notes and redeemable
       preferred stocks                           4,007,902          4,007,902
    Mortgage loans                                  684,174            711,543
    Policy loans                                    244,436            244,436
    Separate account seed money                     104,678            104,678
    Common stocks                                       974                974
    Partnerships                                      8,216              9,915
    Variable annuity assets held in
       separate accounts                         20,393,820         20,393,820
    Receivable from brokers for sales
       of securities                                     15                 15

LIABILITIES:

    Reserves for fixed annuity contracts          2,778,229          2,618,719
    Reserves for guaranteed investment
       contracts                                    610,672            610,672
    Payable to brokers for purchases of
       securities                                     3,662              3,662
    Variable annuity liabilities related
       to separate accounts                      20,393,820         20,393,820
    Subordinated notes payable to
       affiliates                               $    55,119        $    57,774

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

                                                 Carrying             Fair
                                                   Value             Value
                                                -----------        -----------
                                                         (In thousands)
DECEMBER 31, 1999:

ASSETS:

    Cash and short-term investments             $   462,915        $   462,915
    Bonds, notes and redeemable
       preferred stocks                           3,953,169          3,953,169
    Mortgage loans                                  674,679            673,781
    Policy loans                                    260,066            260,066
    Separate account seed money                     144,231            144,231
    Common stocks                                      --                 --
    Partnerships                                      4,009              9,114
    Variable annuity assets held in
       separate accounts                         19,949,145         19,949,145
    Receivable from brokers for sales
       of securities                                 54,760             54,760

LIABILITIES:

    Reserves for fixed annuity contracts          3,254,895          3,053,660
    Reserves for guaranteed investment
       contracts                                    305,570            305,570
    Payable to brokers for purchases of
       securities                                       139                139
    Variable annuity liabilities related
       to separate accounts                      19,949,145         19,949,145
    Subordinated notes payable to
       affiliates                               $    37,816        $    38,643


7.       SUBORDINATED NOTES PAYABLE TO AFFILIATES

         Subordinated notes (including accrued interest of $2,659,000) payable to affiliates totaled $55,119,000 at interest rates ranging from 8% to 9.5% at December 31, 2000, and require principal payments of $3,000,000 in 2001, $29,060,000 in 2002 and $20,400,000 in 2003.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE

         The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 26% of the reserves as of December 31, 2000. The Company does not expect its obligations under these guarantees to have a material impact on the Company's financial condition or results of operations.

         Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2000.

         The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2000, a total reserve credit of $4,160,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

         On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is classified as General and Administrative Expenses in the Consolidated Statement of Income.

         On August 11, 1998, the Company entered into a similar modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands Stock life insurance company, effective December 31, 1997. As

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE (Continued)

         a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement was not material.

         On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has entered into six agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2000 is $925,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $460,100,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

         In the ordinary course of business, the Company is obligated to purchase approximately $86,000,000 of asset backed securities as of December 31, 2000.

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

         The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

         The Company's current  financial strength rating from Moody's is based

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

         American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2000 and 1999, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                     Years Ended December 31,
                                    ---------------------------     Three Months Ended      Year Ended
                                      2000              1999        December 31, 1998  September 30, 1998
                                    ---------         ---------     -----------------  ------------------
                                                               (In thousands)
ADDITIONAL PAID-IN
    CAPITAL:

    Beginning balances              $ 493,010         $ 378,674         $ 308,674         $ 308,674
    Reclassification of
       Note by the Parent                --             170,436              --                --
    Return of capital                    --            (170,500)             --                --
    Capital contributions
       received                          --             114,250            70,000              --
    Contribution of
       partnership
       investment                        --                 150              --                --
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 493,010         $ 493,010         $ 378,674         $ 308,674
                                    =========         =========         =========         =========
RETAINED EARNINGS:

    Beginning balances              $ 551,158         $ 366,460         $ 332,069         $ 244,628
    Net income                        215,572           184,698            34,391           138,641
    Dividends paid                    (69,000)             --                --             (51,200)
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 697,730         $ 551,158         $ 366,460         $ 332,069
                                    =========         =========         =========         =========
ACCUMULATED OTHER
    COMPREHENSIVE INCOME
    (LOSS):

       Beginning balances           $(112,553)        $  (1,619)        $   8,415         $  18,405
       Change in net
          unrealized gains
          (losses) on debt
          securities
          available for sale           79,891          (198,659)          (23,791)          (23,818)
       Change in net
          unrealized gains
          (losses) on equity
          securities
          available for sale              (27)              (10)              (44)             (950)
       Change in adjustment
          to deferred
          acquisition costs            (7,600)           28,000             8,400             9,400
       Tax effects of net
          changes                     (25,293)           59,735             5,401             5,378
                                    ---------         ---------         ---------         ---------
Ending balances                     $ (65,582)        $(112,553)        $  (1,619)        $   8,415
                                    =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations less equity in undistributed income or loss of subsidiaries included in net investment income if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Dividends of $69,000,000 and $51,200,000 were paid on March 1, 2000 and June 4,
         1998, respectively. No dividends were paid in the year ended December 31, 1999 or the three months ended December 31, 1998.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The statutory net loss for the year ended December 31, 1998 was $98,766,000. The Company's statutory capital and surplus totaled approximately $719,946,000 at December 31, 2000 and $694,621,000 at December 31, 1999.

         In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification") which replaced the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting, effective January 1, 2001. Codification changes prescribed statutory accounting practices and will result in changes to the accounting practices that the company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The impact of Codification on the Company's statutory surplus has not yet been determined.

         On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:

                                     Net Realized
                                      Investment
                                    Gains (Losses)     Operations           Total
                                    --------------     ----------         ---------
                                                      (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Currently payable                     $   2,791         $  (8,473)        $  (5,682)
Deferred                                 (8,103)          122,230           114,127
                                      ---------         ---------         ---------

Total income tax expense              $  (5,312)        $ 113,757         $ 108,445
                                      =========         =========         =========



YEAR ENDED DECEMBER 31, 1999:

Currently payable                     $   6,846         $ 196,192         $ 203,038
Deferred                                (13,713)          (86,300)         (100,013)
                                      ---------         ---------         ---------
    Total income tax expense
      (benefit)                       $  (6,867)        $ 109,892         $ 103,025
                                      =========         =========         =========



THREE MONTHS ENDED DECEMBER
31, 1998:

Currently payable                     $     740         $   3,421         $   4,161
Deferred                                   (620)           16,565            15,945
                                      ---------         ---------         ---------
    Total income tax expense          $     120         $  19,986         $  20,106
                                      =========         =========         =========

YEAR ENDED SEPTEMBER 30, 1998:
Currently payable                     $   4,221         $  32,743         $  36,964
Deferred                                   (550)           34,637            34,087
                                      ---------         ---------         ---------
    Total income tax expense          $   3,671         $  67,380         $  71,051
                                      =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                      Years Ended December 31,       Three Months Ended     Year Ended
                                       2000              1999         December 31, 1998  September 30, 1998
                                     ---------         ---------     ------------------  ------------------
                                                               (In thousands)
Amount computed at
    statutory rate                   $ 113,406         $ 100,703         $  19,074         $  73,392
Increases (decreases)
    resulting from:
       Amortization of
          differences between
          book and tax bases
          of net assets
          acquired                         597               609               146               460
       State income taxes,
          net of federal tax
          benefit                        9,718             7,231             1,183             5,530
       Dividends-received
          deduction                    (10,900)           (3,618)             (345)           (7,254)
       Tax credits                      (2,382)           (1,346)                             (1,296)
       Other, net                       (1,994)             (554)               48               219
                                     ---------         ---------         ---------         ---------
       Total income tax
          expense                    $ 108,445         $ 103,025         $  20,106         $  71,051
                                     =========         =========         =========         =========

         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2000. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                        December 31,      December 31,
                                                           2000               1999
                                                        ------------      ------------
                                                               (In thousands)
         DEFERRED TAX LIABILITIES:
         Investments                                     $  18,738         $  23,208
         Deferred acquisition costs                        317,995           272,697
         State income taxes                                  9,640             5,203
         Other liabilities                                  55,101            18,658
                                                         ---------         ---------
         Total deferred tax liabilities                    401,474           319,766
                                                         ---------         ---------

         DEFERRED TAX ASSETS:
         Contractholder reserves                          (247,591)         (261,781)
         Guaranty fund assessments                          (3,610)           (2,454)
         Deferred income                                   (28,982)          (48,371)
         Net unrealized losses on debt and equity
             securities available for sale                 (35,313)          (60,605)
                                                         ---------         ---------
         Total deferred tax assets                        (315,496)         (373,211)
                                                         ---------         ---------
         Deferred income taxes                           $  85,978         $ (53,445)
                                                         =========         =========

12       RELATED-PARTY MATTERS

         The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $44,584,000 in the year ended December 31, 2000, $37,435,000 in the year ended December 31, 1999, $6,977,000 in the three months ended December 31, 1998 and $32,946,000 in the year ended September 30, 1998. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's products, amounting to approximately 33.8%, 35.6%, 35.6% and 33.6% of premiums for each of the respective periods.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $132,034,000 for the year ended December 31, 2000, $105,059,000 for the year ended December 31, 1999, $21,593,000 for the three months ended December 31, 1998 and $84,975,000 for the year ended September 30, 1998. The marketing component of such costs during these periods amounted to $61,954,000, $53,385,000, $9,906,000 and $39,482,000,
         respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.      RELATED-PARTY MATTERS (Continued)

         At December 31, 2000, the Company held no investments issued by any of its affiliates. At December 31, 1999, the Company held bonds with a fair value of $50,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

         During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 4).

         During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 4).

         During the year ended December 31, 2000, the Company sold various invested assets from the Parent for cash equal to their current market value of $6,362,000.

         During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 4). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

         During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.

         During the year ended September 30, 1998, the Company sold various invested assets to SunAmerica for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

         During the year ended September 30, 1998, the Company purchased certain invested assets from SunAmerica, the Parent and CalAmerica Life Insurance Company, a wholly-owned subsidiary of the Parent that has since merged into the Parent, for cash equal to their current market value which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS

         The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

         Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 16.9% of sales in the year ended December 31, 2000, 12.0% of sales in the year ended December 31, 1999, 14.7% in the three months ended December 31, 1998 and 16.8% in the year ended September 30, 1998. No other independent selling organization was responsible for 10% of sales for any such period. There was no single independent selling organization that accounted for 10% of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

         Summarized data for the Company's business segments follow:

                                                           Asset              Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations             Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 2000:

Investment income                  $    388,368         $      9,800         $      1,187         $    399,355
Interest expense                       (260,709)              (3,784)                (360)            (264,853)
                                   ------------         ------------         ------------         ------------
Net investment income                   127,659                6,016                  827              134,502
Net realized investment
    losses                              (15,177)                --                   --                (15,177)
Total fee income                        430,489               99,567               60,743              590,799
General and
    administrative expenses             (95,303)             (44,266)             (32,058)            (171,627)
Amortization of deferred               (125,035)             (32,972)                --               (158,007)
    acquisition costs
Annual commissions                      (56,473)                --                   --                (56,473)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    266,160         $     28,345         $     29,512         $    324,017
                                   ============         ============         ============         ============
Total assets                       $ 26,908,888         $    199,075         $     81,515         $ 27,189,478
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        454         $      1,600         $      2,054
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management             Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 1999:

Investment income                  $    505,962         $      9,072         $        967         $    516,001
Interest expense                       (354,263)              (3,085)                (389)            (357,737)
                                   ------------         ------------         ------------         ------------
Net investment income                   151,699                5,987                  578              158,264
Net realized investment
    losses                              (19,620)                --                   --                (19,620)
Total fee income                        349,066               55,885               48,411              453,362
General and
    administrative expenses             (93,449)             (24,856)             (28,378)            (146,683)
Amortization of deferred
    acquisition costs                   (94,910)             (21,930)                --               (116,840)
Annual commissions                      (40,760)                --                   --                (40,760)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    252,026         $     15,086         $     20,611         $    287,723
                                   ============         ============         ============         ============
Total assets                       $ 26,649,310         $    150,966         $     74,218         $ 26,874,494
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $      2,271         $      2,728         $      4,999
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                      Annuity            Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
THREE MONTHS ENDED
DECEMBER 31, 1998:

Investment income                  $     52,424         $        971         $        158         $     53,553
Interest expense                        (26,842)                (752)                (101)             (27,695)
                                   ------------         ------------         ------------         ------------
Net investment income                    25,582                  219                   57               25,858
Net realized investment
    gains (losses)                         (238)                 509                 --                    271
Total fee income                         60,876               11,333               11,121               83,330
General and
    administrative expenses              (9,363)              (5,171)              (6,734)             (21,268)
Amortization of deferred
    acquisition costs                   (23,111)              (3,959)                --                (27,070)
Annual commissions                       (6,624)                --                   --                 (6,624)
                                   ------------         ------------         ------------         ------------
Pretax income                      $     47,122         $      2,931         $      4,444         $     54,497
                                   ============         ============         ============         ============
Total assets                       $ 22,982,323         $    104,473         $     59,537         $ 23,146,333
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        308         $      1,005         $      1,313
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
SEPTEMBER 30, 1998:

Investment income                  $    214,871         $      2,839         $      1,083         $    218,793
Interest expense                       (131,980)              (2,709)                (405)            (135,094)
                                   ------------         ------------         ------------         ------------
Net investment income                    82,891                  130                  678               83,699
Net realized investment
    gains (losses)                       19,615                 (133)                --                 19,482
Total fee income                        207,450               36,632               46,280              290,362
General and
    administrative expenses             (49,732)             (18,640)             (24,557)             (92,929)
Amortization of deferred
    acquisition costs                   (58,833)             (13,880)                --                (72,713)
Annual commissions                      (18,209)                --                   --                (18,209)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    183,182         $      4,109         $     22,401         $    209,692
                                   ============         ============         ============         ============
Total assets                       $ 14,389,922         $    104,476         $     55,870         $ 14,550,268
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        205         $      5,289         $      5,494
                                   ============         ============         ============         ============

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity)

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at April 30, 2001, and the results of each of their operations for the year then ended, and the changes in each of their net assets for the year ended April 30, 2001, for the one month ended April 30, 2000, and for the year ended March 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Los Angeles, California

June 27, 2001

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2001


                                                  Moderate       Balanced   Conservative    Large Cap    Large Cap     Large Cap
                                      Growth       Growth         Growth        Growth       Growth      Composite       Value
                                     Strategy     Strategy       Strategy      Strategy     Portfolio    Portfolio     Portfolio
                                   -----------   -----------   -----------  ------------   -----------   ----------   -----------
Assets:
     Investments in Seasons
        Series Trust, at
        market value               $79,648,585   $66,119,999   $38,822,739   $19,955,527   $29,091,573   $7,797,674   $16,536,366
Liabilities                                  0             0             0             0             0            0             0
                                   -----------   -----------   -----------   -----------   -----------   ----------   -----------
Net Assets                         $79,648,585   $66,119,999   $38,822,739   $19,955,527   $29,091,573   $7,797,674   $16,536,366
                                   ===========   ===========   ===========   ===========   ===========   ==========   ===========
Accumulation units outstanding       4,669,432     4,057,450     2,591,425     1,411,963     2,894,349      750,705     1,339,353
                                   ===========   ===========   ===========   ===========   ===========   ==========   ===========
Select 140:
     Net Assets                    $74,913,230   $62,411,687   $34,261,843   $17,842,821   $26,994,115   $7,461,412   $16,025,661
     Accumulation units
       outstanding                   4,391,169     3,829,366     2,286,317     1,262,136     2,665,362      715,674     1,296,249
     Unit value of
       accumulation units          $     17.06   $     16.30   $     14.99   $     14.14   $     10.13   $    10.43   $     12.36

Select 152:
     Net Assets                    $ 4,735,355   $ 3,708,312   $ 4,560,896   $ 2,112,706   $ 2,097,458   $  336,262   $   510,705
     Accumulation units
       outstanding                     278,263       228,084       305,108       149,827       228,987       35,031        43,104
     Unit value of
       accumulation units          $     17.02   $     16.26   $     14.95   $     14.10   $      9.16   $     9.60   $     11.85


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2001
                                   (Continued)



                             Mid Cap      Mid Cap                International  Diversified      Cash       Focus
                             Growth        Value      Small Cap     Equity      Fixed Income  Management    Growth
                            Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio      TOTAL
                           -----------  -----------  -----------  ------------  ------------  ----------  ----------  ------------
Assets:
  Investments in
    Seasons Series Trust,
    at market value        $21,793,789  $12,947,010  $14,700,926  $12,149,527   $12,715,718   $6,448,872  $9,230,150  $347,958,455
Liabilities                          0            0            0            0             0            0           0             0
                           -----------  -----------  -----------  -----------   -----------   ----------  ----------  ------------
Net Assets                 $21,793,789  $12,947,010  $14,700,926  $12,149,527   $12,715,718   $6,448,872  $9,230,150  $347,958,455
                           ===========  ===========  ===========  ===========   ===========   ==========  ==========  ============
Accumulation units
  outstanding                1,599,859      912,747    1,314,394    1,268,414     1,203,273      598,320   1,210,916
                           ===========  ===========  ===========  ===========   ===========   ==========  ==========

Select 140:
  Net Assets               $20,331,567  $11,325,925  $13,893,369  $11,615,999   $12,006,809   $6,074,514  $8,722,394
  Accumulation units
    outstanding              1,483,760      796,922    1,239,523    1,208,881     1,135,253      563,476   1,140,438
  Unit value of
    accumulation units     $     13.70  $     14.21  $     11.21  $      9.61   $     10.58   $    10.78  $     7.65

Select 152:
  Net Assets               $ 1,462,222  $ 1,621,085  $   807,557  $   533,528   $   708,909   $  374,358  $  507,756
  Accumulation units
    outstanding                116,099      115,825       74,871       59,533        68,020       34,844      70,478
  Unit value of
    accumulation units     $     12.59  $     14.00  $     10.79  $      8.96   $     10.42   $    10.74  $     7.20


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2001



                                                                          Market Value         Market
Portfolio Investment                                       Shares          Per Share            Value               Cost
--------------------                                      ---------       ------------       ------------       ------------
Multi-Managed Growth Portfolio                            2,981,388         $  13.20         $ 39,352,050       $ 53,006,007
Multi-Managed Moderate Growth Portfolio                   2,758,612            12.95           35,730,291         44,787,864
Multi-Managed Income/Equity Portfolio                     1,687,635            12.30           20,759,106         22,814,351
Multi-Managed Income Portfolio                              986,105            11.78           11,617,425         11,871,625
Asset Allocation: Diversified Growth Portfolio            4,362,640            11.80           51,467,877         56,973,742
Stock Portfolio                                           2,884,347            15.82           45,620,101         51,324,226
Large Cap Growth Portfolio                                3,139,061             9.27           29,091,573         38,721,800
Large Cap Composite Portfolio                               774,571            10.07            7,797,674          9,066,844
Large Cap Value Portfolio                                 1,472,344            11.23           16,536,366         15,889,989
Mid Cap Growth Portfolio                                  2,030,351            10.73           21,793,789         28,427,365
Mid Cap Value Portfolio                                   1,012,462            12.79           12,947,010         11,524,021
Small Cap Portfolio                                       1,684,367             8.73           14,700,926         19,466,864
International Equity Portfolio                            1,344,644             9.04           12,149,527         15,198,947
Diversified Fixed Income Portfolio                        1,303,712             9.75           12,715,718         12,762,916
Cash Management Portfolio                                   600,245            10.74            6,448,872          6,348,348
Focus Growth Portfolio                                    1,174,177             7.86            9,230,150         10,094,867
                                                                                             ------------       ------------
                                                                                             $347,958,455       $408,279,776
                                                                                             ============       ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001


                                                  Moderate       Balanced    Conservative    Large Cap     Large Cap     Large Cap
                                    Growth         Growth         Growth        Growth        Growth       Composite       Value
                                   Strategy       Strategy       Strategy      Strategy      Portfolio     Portfolio     Portfolio
                                 ------------   ------------   -----------   ------------  ------------   -----------   -----------
Investment income:
  Dividends and capital
    gains distributions          $  8,992,176   $  6,805,152   $ 2,527,094   $   922,963   $  3,012,530   $   496,786   $ 1,006,421
                                 ------------   ------------   -----------   -----------   ------------   -----------   -----------
    Total investment
      income                        8,992,176      6,805,152     2,527,094       922,963      3,012,530       496,786     1,006,421
                                 ------------   ------------   -----------   -----------   ------------   -----------   -----------

Expenses:
  Mortality risk charge              (589,076)      (487,151)     (281,238)     (140,004)      (238,097)      (63,690)     (105,110)
  Additional mortality risk
    charge (issue ages over 80)        (4,851)        (3,423)       (3,811)       (1,945)        (2,123)         (368)         (390)
  Expense risk charge                (229,085)      (189,448)     (109,370)      (54,446)       (92,593)      (24,768)      (40,876)
  Distribution expense charge         (98,179)       (81,191)      (46,873)      (23,334)       (39,683)      (10,615)      (17,519)
                                 ------------   ------------   -----------   -----------   ------------   -----------   -----------
    Total expenses                   (921,191)      (761,213)     (441,292)     (219,729)      (372,496)      (99,441)     (163,895)
                                 ------------   ------------   -----------   -----------   ------------   -----------   -----------
Net investment income (loss)        8,070,985      6,043,939     2,085,802       703,234      2,640,034       397,345       842,526
                                 ------------   ------------   -----------   -----------   ------------   -----------   -----------
Net realized gains (losses)
  from securities transactions:
    Proceeds from shares sold       5,451,902      5,173,291     3,130,092     2,408,519      1,561,847     1,135,965       681,601
    Cost of shares sold            (6,287,141)    (5,530,635)   (3,422,309)   (2,473,085)    (1,977,937)   (1,227,489)     (666,431)
                                 ------------   ------------   -----------   -----------   ------------   -----------   -----------
Net realized gains (losses)
  from securities transactions       (835,239)      (357,344)     (292,217)      (64,566)      (416,090)      (91,524)       15,170
                                 ------------   ------------   -----------   -----------   ------------   -----------   -----------

Net unrealized appreciation
  (depreciation) of
  investments:
    Beginning of period             1,659,434      1,385,806       504,395       110,274      1,847,417       375,522       (73,481)
    End of period                 (18,623,416)   (12,627,902)   (3,990,028)     (989,616)    (9,630,227)   (1,269,170)      646,377
                                 ------------   ------------   -----------   -----------   ------------   -----------   -----------
Change in net unrealized
  appreciation (depreciation)
  of investments                  (20,282,850)   (14,013,708)   (4,494,423)   (1,099,890)   (11,477,644)   (1,644,692)      719,858
                                 ------------   ------------   -----------   -----------   ------------   -----------   -----------
Increase (decrease) in net
  assets from operations         $(13,047,104)  $ (8,327,113)  $(2,700,838)  $  (461,222)  $ (9,253,700)  $(1,338,871)  $ 1,577,554
                                 ============   ============   ===========   ===========   ============   ===========   ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)


                        Mid Cap      Mid Cap                  International  Diversified      Cash         Focus
                        Growth        Value       Small Cap       Equity     Fixed Income  Management      Growth
                       Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio       TOTAL
                      -----------  -----------   -----------   -----------   -----------   -----------   -----------   ------------
Investment income:
  Dividends and
    capital gains
    distributions     $ 4,684,150  $   684,582   $ 2,587,052   $   518,294   $   556,528   $    43,714   $         0   $ 32,837,442
                      -----------  -----------   -----------   -----------   -----------   -----------   -----------   ------------
      Total
        investment
        income          4,684,150      684,582     2,587,052       518,294       556,528        43,714             0     32,837,442
                      -----------  -----------   -----------   -----------   -----------   -----------   -----------   ------------

Expenses:
  Mortality risk
    charge               (169,370)     (72,132)     (110,572)      (88,923)      (80,398)      (33,834)      (34,363)    (2,493,958)
  Additional
    mortality risk
    charge (issue
    ages over 80)          (1,509)      (1,293)         (786)         (537)         (569)         (405)         (248)       (22,258)
  Expense risk charge     (65,866)     (28,052)      (43,000)      (34,581)      (31,266)      (13,158)      (13,363)      (969,872)
  Distribution
    expense charge        (28,229)     (12,022)      (18,429)      (14,821)      (13,399)       (5,639)       (5,727)      (415,660)
                      -----------  -----------   -----------   -----------   -----------   -----------   -----------   ------------
      Total expenses     (264,974)    (113,499)     (172,787)     (138,862)     (125,632)      (53,036)      (53,701)    (3,901,748)
                      -----------  -----------   -----------   -----------   -----------   -----------   -----------   ------------
Net investment
  income (loss)         4,419,176      571,083     2,414,265       379,432       430,896        (9,322)      (53,701)    28,935,694
                      -----------  -----------   -----------   -----------   -----------   -----------   -----------   ------------

Net realized gains
  (losses) from
  securities
  transactions:
  Proceeds from
    shares sold         2,907,249    1,138,662       879,673       527,454     1,754,367     4,078,780       996,427     31,825,829
  Cost of shares
    sold               (3,631,777)  (1,047,690)   (1,082,163)     (629,465)   (1,740,105)   (4,011,736)   (1,117,262)   (34,845,225)
                      -----------  -----------   -----------   -----------   -----------   -----------   -----------   ------------
Net realized gains
  (losses) from
  securities
  transactions           (724,528)      90,972      (202,490)     (102,011)       14,262        67,044      (120,835)    (3,019,396)
                      -----------  -----------   -----------   -----------   -----------   -----------   -----------   ------------

Net unrealized
  appreciation
  (depreciation) of
  investments:
  Beginning of period   1,702,418      164,703       270,348        29,126       (66,386)        9,722             0      7,919,298
  End of period        (6,633,576)   1,422,989    (4,765,938)   (3,049,420)      (47,198)      100,524      (864,717)   (60,321,318)
                      -----------  -----------   -----------   -----------   -----------   -----------   -----------   ------------
Change in net
  unrealized
  appreciation
  (depreciation) of
  investments          (8,335,994)   1,258,286    (5,036,286)   (3,078,546)       19,188        90,802      (864,717)   (68,240,616)
                      -----------  -----------   -----------   -----------   -----------   -----------   -----------   ------------
Increase (decrease)
  in net assets
  from operations     $(4,641,346) $ 1,920,341   $(2,824,511)  $(2,801,125)  $   464,346   $   148,524   $(1,039,253)  $(42,324,318)
                      ===========  ===========   ===========   ===========   ===========   ===========   ===========   ============



                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001


                                               Moderate       Balanced     Conservative    Large Cap      Large Cap     Large Cap
                                 Growth         Growth         Growth         Growth        Growth        Composite       Value
                                Strategy       Strategy       Strategy       Strategy      Portfolio      Portfolio     Portfolio
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------
INCREASE IN NET ASSETS:
From operations:
  Net investment income
    (loss)                    $  8,070,985   $  6,043,939   $  2,085,802   $    703,234   $  2,640,034   $   397,345   $    842,526
  Net realized gains
    (losses) from
    securities transactions       (835,239)      (357,344)      (292,217)       (64,566)      (416,090)      (91,524)        15,170
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                (20,282,850)   (14,013,708)    (4,494,423)    (1,099,890)   (11,477,644)   (1,644,692)       719,858
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------
  Increase (decrease) in
    net assets from
    operations                 (13,047,104)    (8,327,113)    (2,700,838)      (461,222)    (9,253,700)   (1,338,871)     1,577,554
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------

From Select 140 capital
    transactions:
  Net proceeds from
    units sold                  19,079,272     16,860,565      7,208,903      2,018,913      9,175,960     1,530,220      3,648,696
  Cost of units redeemed        (4,117,931)    (3,913,280)    (2,217,639)    (1,030,537)    (1,496,711)     (704,420)      (826,116)
  Net transfers                 34,299,454     24,522,990     14,579,529      8,150,537     11,721,841     3,466,074      5,502,103
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------
    Increase in net assets      49,260,795     37,470,275     19,570,793      9,138,913     19,401,090     4,291,874      8,324,683
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------

From Select 152 capital
    transactions:
  Net proceeds from units
    sold                         1,544,627      1,024,762        673,426        170,566        567,966        89,658        113,159
  Cost of units redeemed          (725,778)      (654,609)      (245,775)      (125,421)       (84,810)       (3,086)        (7,392)
  Net transfers                  2,054,410      2,535,809      2,648,655        929,202      1,280,895        90,965        249,882
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------
    Increase in net assets       2,873,259      2,905,962      3,076,306        974,347      1,764,051       177,537        355,649
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------
Total increase in net
  assets from capital
  transactions                  52,134,054     40,376,237     22,647,099     10,113,260     21,165,141     4,469,411      8,680,332
Increase in net assets          39,086,950     32,049,124     19,946,261      9,652,038     11,911,441     3,130,540     10,257,886
Net assets at beginning of
  period                        40,561,635     34,070,875     18,876,478     10,303,489     17,180,132     4,667,134      6,278,480
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------
Net assets at end of period   $ 79,648,585   $ 66,119,999   $ 38,822,739   $ 19,955,527   $ 29,091,573   $ 7,797,674   $ 16,536,366
                              ============   ============   ============   ============   ============   ===========   ============

ANALYSIS OF INCREASE
  IN UNITS OUTSTANDING:
Select 140:
     Units sold                    956,119        910,814        445,981        139,488        695,895       125,143        323,808
     Units redeemed               (225,564)      (221,278)      (143,874)       (71,440)      (127,409)      (60,187)       (71,514)
     Units transferred           1,789,314      1,378,965        922,415        565,021        938,805       288,777        472,465
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------
Increase in units
  outstanding                    2,519,869      2,068,501      1,224,522        633,069      1,507,291       353,733        724,759
Beginning units                  1,871,300      1,760,865      1,061,795        629,067      1,158,071       361,941        571,490
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------
Ending units                     4,391,169      3,829,366      2,286,317      1,262,136      2,665,362       715,674      1,296,249
                              ============   ============   ============   ============   ============   ===========   ============

Select 152:
    Units sold                      76,105         54,745         41,527         12,016         45,902         7,725         10,585
    Units redeemed                 (40,040)       (37,940)       (16,481)        (8,671)        (7,930)         (299)          (654)
    Units transferred              109,753        141,776        170,205         64,711        113,630         8,639         22,109
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------
Increase in units
  outstanding                      145,818        158,581        195,251         68,056        151,602        16,065         32,040
Beginning units                    132,445         69,503        109,857         81,771         77,385        18,966         11,064
                              ------------   ------------   ------------   ------------   ------------   -----------   ------------
Ending units                       278,263        228,084        305,108        149,827        228,987        35,031         43,104
                              ============   ============   ============   ============   ============   ===========   ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)




                       Mid Cap       Mid Cap                 International   Diversified      Cash        Focus
                       Growth         Value     Small Cap       Equity      Fixed Income   Management     Growth
                      Portfolio     Portfolio   Portfolio      Portfolio      Portfolio     Portfolio    Portfolio        TOTAL
                     -----------   ----------  -----------   -------------  ------------   ----------   -----------   ------------
INCREASE IN NET
  ASSETS:
From operations:
  Net investment
    income (loss)    $ 4,419,176   $  571,083  $ 2,414,265    $   379,432     $430,896     $  (9,322)   $   (53,701)  $ 28,935,694
  Net realized
    gains (losses)
    from securities
    transactions        (724,528)      90,972     (202,490)      (102,011)      14,262        67,044       (120,835)    (3,019,396)
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments    (8,335,994)   1,258,286   (5,036,286)    (3,078,546)      19,188        90,802       (864,717)   (68,240,616)
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------
  Increase
    (decrease) in
    net assets from
    operations        (4,641,346)   1,920,341   (2,824,511)    (2,801,125)     464,346       148,524     (1,039,253)   (42,324,318)
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------

From Select 140
  capital
  transactions:
  Net proceeds from
    units sold         6,533,570    1,205,287    4,850,160      4,998,905     2,568,894    1,931,080      3,931,184     85,541,609
  Cost of units
    redeemed          (1,501,221)    (321,081)    (428,885)      (395,482)    (361,361)     (211,470)      (169,422)   (17,695,556)
  Net transfers        9,290,357    5,232,810    5,625,669      4,892,511     4,241,838    1,779,915      5,950,365    139,255,993
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------
  Increase in
    net assets        14,322,706    6,117,016   10,046,944      9,495,934     6,449,371    3,499,525      9,712,127    207,102,046
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------

From Select 152
  capital
  transactions:
  Net proceeds from
    units sold           842,412      211,876       86,719        145,604      137,794             0         55,838      5,664,407
  Cost of units
    redeemed            (130,556)    (369,686)     (32,176)       (23,139)    (120,208)      (30,952)       (71,099)    (2,624,687)
  Net transfers          543,813    1,153,299      466,701        257,812      538,430       114,543        572,537     13,436,953
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------
  Increase in
    net assets         1,255,669      995,489      521,244        380,277      556,016        83,591        557,276     16,476,673
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------
Total increase
  in net assets
  from capital
  transactions        15,578,375    7,112,505   10,568,188      9,876,211    7,005,387     3,583,116     10,269,403    223,578,719
Increase in net
  assets              10,937,029    9,032,846    7,743,677      7,075,086    7,469,733     3,731,640      9,230,150    181,254,401
Net assets at
  beginning of
  period              10,856,760    3,914,164    6,957,249      5,074,441    5,245,985     2,717,232              0    166,704,054
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------
Net assets at
  end of period      $21,793,789   $12,947,010 $14,700,926    $12,149,527   $12,715,718   $6,448,872    $ 9,230,150   $347,958,455
                     ===========   ==========  ===========    ===========     ========     =========    ===========   ============

ANALYSIS OF INCREASE
  IN UNITS OUTSTANDING:

Select 140:
  Units sold             384,180       98,888      361,444        423,097      250,610       183,612        416,446      5,715,525
  Units redeemed         (93,146)     (25,097)     (34,087)       (36,854)     (34,680)      (19,889)       (21,453)    (1,186,472)
  Units transferred      580,477      404,980      430,927        437,692      405,602       164,145        745,445      9,525,030
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------
Increase in units
  outstanding            871,511      478,771      758,284        823,935      621,532       327,868      1,140,438     14,054,083
Beginning units          612,249      318,151      481,239        384,946      513,721       235,608              0      9,960,443
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------
Ending units           1,483,760      796,922    1,239,523      1,208,881     1,135,253      563,476      1,140,438     24,014,526
                     ===========   ==========  ===========    ===========     ========     =========    ===========   ============

Select 152:
  Units sold              54,044       18,567        6,473         13,042       13,723             0          5,546        360,000
  Units redeemed          (9,515)     (27,297)      (2,718)        (2,291)     (11,545)       (2,886)       (10,740)      (179,007)
  Units
  transferred             36,563       90,847       38,202         24,881       52,457        10,850         75,672        960,295
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------
Increase in units
  outstanding             81,092       82,117       41,957         35,632       54,635         7,964         70,478      1,141,288
Beginning units           35,007       33,708       32,914         23,901       13,385        26,880              0        666,786
                     -----------   ----------  -----------    -----------     --------     ---------    -----------   ------------
Ending units             116,099      115,825       74,871         59,533       68,020        34,844         70,478      1,808,074
                     ===========   ==========  ===========    ===========     ========     =========    ===========   ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                 APRIL 30, 2000

                                              Moderate       Balanced     Conservative     Large Cap     Large Cap       Large Cap
                                Growth         Growth         Growth         Growth         Growth       Composite        Value
                               Strategy       Strategy       Strategy       Strategy       Portfolio     Portfolio      Portfolio
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
  Net investment loss        $    (44,337)  $    (37,283)  $    (21,261)  $    (11,969)  $    (18,938)  $     (5,032)  $     (6,975)
  Net realized gains
   (losses) from securities
   transactions                     1,431          2,317         (1,001)         5,003          6,310         (8,399)        (1,610)
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                 (1,818,723)    (1,361,108)      (603,625)      (269,798)    (1,037,677)      (191,265)        22,983
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Increase (decrease) in
   net assets from
   operations                  (1,861,629)    (1,396,074)      (625,887)      (276,764)    (1,050,305)      (204,696)        14,398
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

From Select 140 capital
 transactions:
  Net proceeds from units
   sold                         1,960,629      1,652,633        275,350         18,253        579,951        287,192        227,333
  Cost of units redeemed         (279,893)      (163,761)       (86,354)       (37,026)      (129,779)       (27,491)       (94,948)
  Net transfers                 2,721,213      2,258,155        941,316        105,549        951,215        287,893        299,354
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
   Increase (decrease) in
    net assets                  4,401,949      3,747,027      1,130,312         86,776      1,401,387        547,594        431,739
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

From Select 152 capital
 transactions:
  Net proceeds from units
   sold                           151,887        286,504              0              0        167,025        177,274          6,229
  Cost of units redeemed          (49,031)        (1,788)       (35,673)        (1,915)        (2,262)           (32)          (106)
  Net transfers                    21,812         19,805        (14,083)        62,799         52,872       (137,981)        11,496
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in
     net assets                   124,668        304,521        (49,756)        60,884        217,635         39,261         17,619
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease)
 in net assets from capital
 transactions                   4,526,617      4,051,548      1,080,556        147,660      1,619,022        586,855        449,358
Increase (decrease) in net
 assets                         2,664,988      2,655,474        454,669       (129,104)       568,717        382,159        463,756
Net assets at beginning of
 period                        37,896,647     31,415,401     18,421,809     10,432,593     16,611,415      4,284,975      5,814,724
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period  $ 40,561,635   $ 34,070,875   $ 18,876,478   $ 10,303,489   $ 17,180,132   $  4,667,134   $  6,278,480
                             ============   ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE
 (DECREASE) IN UNITS
 OUTSTANDING:
Select 140:
 Units sold                        97,984         89,613         17,121          1,273         42,080         23,977         21,150
 Units redeemed                   (13,924)        (8,862)        (5,375)        (2,534)        (9,437)        (2,177)        (8,850)
 Units transferred                133,745        121,095         58,354          7,153         67,111         23,286         27,458
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in
  units outstanding               217,805        201,846         70,100          5,892         99,754         45,086         39,758
Beginning units                 1,653,495      1,559,019        991,695        623,175      1,058,317        316,855        531,732
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Ending units                    1,871,300      1,760,865      1,061,795        629,067      1,158,071        361,941        571,490
                             ============   ============   ============   ============   ============   ============   ============

Select 152:
 Units sold                         7,602         15,116              0              0         13,889         15,116            597
 Units redeemed                    (2,452)           (98)        (2,236)          (132)          (175)            (3)           (10)
 Units transferred                  1,079          1,093         (1,067)         4,297          4,161        (13,391)         1,096
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in
 units outstanding                  6,229         16,111         (3,303)         4,165         17,875          1,722          1,683
Beginning units                   126,216         53,392        113,160         77,606         59,510         17,244          9,381
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Ending units                      132,445         69,503        109,857         81,771         77,385         18,966         11,064
                             ============   ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                 APRIL 30, 2000
                                   (Continued)

                               Mid Cap        Mid Cap                    International  Diversified         Cash
                               Growth          Value        Small Cap       Equity      Fixed Income     Management
                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio        TOTAL
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS:

From operations:
  Net investment loss       $     (11,453) $      (4,203) $      (7,447) $      (5,493) $      (5,848) $      (3,466) $    (183,705)
  Net realized gains
   (losses) from
   securities transactions          2,557             17            716            401            (32)         2,295         10,005
  Change in net unrealized
   appreciation
   (depreciation)
   of investments                (818,018)        81,950       (611,284)      (402,963)       (19,707)        10,170     (7,019,065)
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------
  Increase (decrease) in
   net assets from
   operations                    (826,914)        77,764       (618,015)      (408,055)       (25,587)         8,999     (7,192,765)
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------

From Select 140 capital
 transactions:
  Net proceeds from units
   sold                           464,756         64,999        295,895        241,297         94,270              5      6,162,563
  Cost of units redeemed          (18,223)       (12,697)       (16,183)       (19,489)        (8,288)       (39,824)      (933,956)
  Net transfers                   922,998        175,011        363,978        691,708        312,251     (1,453,315)     8,577,326
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------
   Increase (decrease)
    in net assets               1,369,531        227,313        643,690        913,516        398,233     (1,493,134)    13,805,933
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------

From Select 152 capital
 transactions:
  Net proceeds from units
   sold                           167,025          6,229        167,025        164,948              0        171,028      1,465,174
  Cost of units redeemed             (527)           (68)          (577)          (423)             0       (165,167)      (257,569)
  Net transfers                     7,516        155,912         17,963          4,342         10,459         72,188        285,100
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------
  Increase (decrease) in
   net assets                     174,014        162,073        184,411        168,867         10,459         78,049      1,492,705
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------
Total increase (decrease)
 in net assets from
 capital transactions           1,543,545        389,386        828,101      1,082,383        408,692     (1,415,085)    15,298,638
Increase (decrease) in
 net assets                       716,631        467,150        210,086        674,328        383,105     (1,406,086)     8,105,873
Net assets at beginning
 of period                     10,140,129      3,447,014      6,747,163      4,400,113      4,862,880      4,123,318    158,598,181
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------
Net assets at end of
 period                     $  10,856,760  $   3,914,164  $   6,957,249  $   5,074,441  $   5,245,985  $   2,717,232  $ 166,704,054
                            =============  =============  =============  =============  =============  =============  =============

ANALYSIS OF INCREASE
 (DECREASE) IN UNITS
 OUTSTANDING:

Select 140:
 Units sold                        28,953          6,027         22,748         19,078          9,416              1        379,421
 Units redeemed                    (1,081)        (1,153)        (1,189)        (1,496)          (828)        (3,853)       (60,759)
 Units transferred                 54,533         15,971         26,830         52,730         31,119       (140,709)       478,676
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease)
 in units outstanding              82,405         20,845         48,389         70,312         39,707       (144,561)       797,338
Beginning units                   529,844        297,306        432,850        314,634        474,014        380,169      9,163,105
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------
Ending units                      612,249        318,151        481,239        384,946        513,721        235,608      9,960,443
                            =============  =============  =============  =============  =============  =============  =============

Select 152:
 Units sold                        11,910            578         14,080         14,346              0         16,589        109,823
 Units redeemed                       (37)            (6)           (46)           (36)             0        (16,009)       (21,240)
 Units transferred                    518         14,889          1,378            362          1,058          6,998         22,471
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease)
 in units outstanding              12,391         15,461         15,412         14,672          1,058          7,578        111,054
Beginning units                    22,616         18,247         17,502          9,229         12,327         19,302        555,732
                            -------------  -------------  -------------  -------------  -------------  -------------  -------------
Ending units                       35,007         33,708         32,914         23,901         13,385         26,880        666,786
                            =============  =============  =============  =============  =============  =============  =============

                 See accompanying notes to financial statements

                         VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 MARCH 31, 2000

                                                  Moderate      Balanced     Conservative    Large Cap      Large Cap    Large Cap
                                    Growth         Growth        Growth        Growth          Growth       Composite      Value
                                   Strategy       Strategy      Strategy       Strategy       Portfolio     Portfolio    Portfolio
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------
INCREASE IN NET ASSETS:
From operations:
  Net investment income (loss)   $  2,414,075   $  1,710,631  $    895,029   $    464,838   $    139,863   $   (17,904) $    98,933
  Net realized gains (losses)
    from securities transactions      231,087        128,761        64,313         36,888         98,384        16,141       (2,390)
  Change in net unrealized
    appreciation (depreciation)
    of investments                  3,473,610      2,736,567     1,101,867        378,412      2,869,501       563,769      (95,200)
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------
 Increase in net assets
    from operations                 6,118,772      4,575,959     2,061,209        880,138      3,107,748       562,006        1,343
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------

From Select 140 capital
  transactions:
    Net proceeds from units
      sold                         14,935,138     16,466,282     5,292,821      3,464,200      5,696,792     1,204,016    2,214,833
    Cost of units redeemed           (597,209)      (406,693)     (671,408)      (206,472)      (349,355)     (158,469)    (180,583)
    Net transfers                  14,583,055      8,481,242     8,861,783      4,772,250      6,538,417     2,149,452    3,331,506
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------
      Increase in net assets       28,920,984     24,540,831    13,483,196      8,029,978     11,885,854     3,194,999    5,365,756
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------

From Select 152 capital
  transactions:
    Net proceeds from units
      sold                          1,956,180        292,812     1,044,959        566,494        150,488        22,379       21,570
    Cost of units redeemed            (37,392)       (22,995)      (45,997)       (24,113)        (5,363)         (333)      (8,013)
    Net transfers                     442,918        623,509       676,787        457,223        558,362       158,676       82,974
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------
      Increase in net assets        2,361,706        893,326     1,675,749        999,604        703,487       180,722       96,531
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------
Total increase in net assets
  from capital transactions        31,282,690     25,434,157    15,158,945      9,029,582     12,589,341     3,375,721    5,462,287
Increase in net assets             37,401,462     30,010,116    17,220,154      9,909,720     15,697,089     3,937,727    5,463,630
Net assets at beginning of
  period                              495,185      1,405,285     1,201,655        522,873        914,326       347,248      351,094
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------
Net assets at end of period      $ 37,896,647   $ 31,415,401  $ 18,421,809   $ 10,432,593   $ 16,611,415   $ 4,284,975  $ 5,814,724
                                 ============   ============  ============   ============   ============   ===========  ===========

ANALYSIS OF INCREASE
  IN UNITS OUTSTANDING:
Select 140:
    Units sold                        845,259        996,472       363,764        255,923        485,076       109,971      198,625
    Units redeemed                    (31,227)       (23,618)      (44,203)       (15,141)       (27,544)      (14,321)     (16,813)
    Units transferred                 808,294        493,029       586,581        348,501        515,138       187,858      315,916
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------
Increase in units
  outstanding                       1,622,326      1,465,883       906,142        589,283        972,670       283,508      497,728
Beginning units                        31,169         93,136        85,553         33,892         85,647        33,347       34,004
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------
Ending units                        1,653,495      1,559,019       991,695        623,175      1,058,317       316,855      531,732
                                 ============   ============  ============   ============   ============   ===========  ===========

Select 152:
    Units sold                        105,090         17,029        71,599         40,570         12,545         2,201        2,104
    Units redeemed                     (1,995)        (1,240)       (3,020)        (1,741)          (438)          (32)        (860)
    Units transferred                  23,121         37,603        44,581         33,088         47,403        15,075        8,137
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------
Increase in units
  outstanding                         126,216         53,392       113,160         71,917         59,510        17,244        9,381
Beginning units                             0              0             0          5,689              0             0            0
                                 ------------   ------------  ------------   ------------   ------------   -----------  -----------
Ending units                          126,216         53,392       113,160         77,606         59,510        17,244        9,381
                                 ============   ============  ============   ============   ============   ===========  ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to the SEASONS SELECT Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 MARCH 31, 2000
                                   (Continued)

                                     Mid Cap       Mid Cap                 International  Diversified      Cash
                                      Growth        Value      Small Cap      Equity      Fixed Income  Management
                                    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio        TOTAL
                                   ------------  -----------  -----------  -------------  ------------  -----------   -------------
INCREASE IN NET ASSETS:
From operations:
    Net investment income
      (loss)                       $     81,580  $    62,966  $    94,409   $    45,604   $   101,406   $    59,079   $   6,150,509
    Net realized gains (losses)
      from securities
      transactions                       60,811          705       28,171        21,431        (4,788)       (2,979)        676,535
    Change in net unrealized
      appreciation (depreciation)
      of investments                  2,512,764       81,934      877,833       426,637       (46,611)         (449)     14,880,634
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------
    Increase in net assets
      from operations                 2,655,155      145,605    1,000,413       493,672        50,007        55,651      21,707,678
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------

From Select 140 capital
  transactions:
    Net proceeds from units sold      4,087,013    1,403,066    2,506,704     1,688,782     1,202,976     1,477,318      61,639,941
    Cost of units redeemed             (150,584)    (119,794)     (99,799)      (59,820)      (64,253)      (10,326)     (3,074,765)
    Net transfers                     2,910,384    1,718,532    2,881,478     1,910,221     3,235,235     2,392,631      63,766,186
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------
        Increase in net assets        6,846,813    3,001,804    5,288,383     3,539,183     4,373,958     3,859,623     122,331,362
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------

From Select 152 capital
  transactions:
    Net proceeds from units sold        330,930       32,288      116,296        91,726        88,238         5,000       4,719,360
    Cost of units redeemed                 (810)        (255)        (874)         (942)       (1,230)         (446)       (148,763)
    Net transfers                        20,218      153,630      106,886        24,632        33,651       193,789       3,533,255
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------
         Increase in net assets         350,338      185,663      222,308       115,416       120,659       198,343       8,103,852
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------
Total increase in net assets
  from capital transactions           7,197,151    3,187,467    5,510,691     3,654,599     4,494,617     4,057,966     130,435,214
Increase in net assets                9,852,306    3,333,072    6,511,104     4,148,271     4,544,624     4,113,617     152,142,892
Net assets at beginning
  of period                             287,823      113,942      236,059       251,842       318,256         9,701       6,455,289
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------
Net assets at end of period        $ 10,140,129  $ 3,447,014  $ 6,747,163   $ 4,400,113   $ 4,862,880   $ 4,123,318   $ 158,598,181
                                   ============  ===========  ===========   ===========   ===========   ===========   =============

ANALYSIS OF INCREASE
  IN UNITS OUTSTANDING:
Select 140:
    Units sold                          309,864      130,020      202,804       141,058       121,074       146,093       4,306,003
    Units redeemed                      (11,306)     (10,875)      (7,798)       (4,590)       (6,480)       (1,015)       (214,931)
    Units transferred                   204,190      166,883      215,037       154,205       327,658       234,121       4,557,411
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------
Increase in units outstanding           502,748      286,028      410,043       290,673       442,252       379,199       8,648,483
Beginning units                          27,096       11,278       22,807        23,961        31,762           970         514,622
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------
Ending units                            529,844      297,306      432,850       314,634       474,014       380,169       9,163,105
                                   ============  ===========  ===========   ===========   ===========   ===========   =============

Select 152:
    Units sold                           21,344        3,031        9,274         7,309         9,016           500         301,612
    Units redeemed                          (48)         (25)         (60)          (80)         (126)          (44)         (9,709)
    Units transferred                     1,320       15,241        8,288         2,000         3,437        18,846         258,140
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------
Increase in units outstanding            22,616       18,247       17,502         9,229        12,327        19,302         550,043
Beginning units                               0            0            0             0             0             0           5,689
                                   ------------  -----------  -----------   -----------   -----------   -----------   -------------
Ending units                             22,616       18,247       17,502         9,229        12,327        19,302         555,732
                                   ============  ===========  ===========   ===========   ===========   ===========   =============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account contracts are sold through the Company's six wholly-owned or affiliated broker-dealers, over 900 independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

        The Separate Account is composed of four multi-managed variable investment strategies (the "Strategies"), nine variable portfolios (the "Select Portfolios") and one focused portfolio (the "Focused Portfolio"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Seasons Series Trust (the "Trust") and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios are invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contractholder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the four Strategies, nine Select Portfolios and one Focused Portfolio and do not include balances allocated to the General Account.

        The Company offers two versions of Seasons Select depending upon the age of the contractholder at the issue date. If the contractholder is age 80 or younger at the issue date, the insurance charge amounts to 1.40% annually of the average daily value of the contract ("Select 140"). If the contractholder is 81 years of age or older at the issue date, the amount of the insurance charge is 1.52% annually ("Select 152"). The 0.12% additional insurance charges for Select 152 results in slightly reduced accumulation unit values. The two accumulation unit values for each Strategy, Select, and Focused Portfolio are computed daily based on the total net assets applicable to Select 140 and Select 152 policies, respectively. The accumulation unit values, the transactions, the number of units, and the separate account assets related to Select 140 and Select 152 policies are shown separately in the financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The inception dates of Strategies, Select Portfolios, and Focused Portfolio in the Variable Annuity Account Five are the following:

        April 15, 1997 for Growth, Moderate Growth, Balanced Growth, and Conservative Growth Strategies; March 10, 1999 for Diversified Fixed Income Portfolio; March 1, 1999 for Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, and International Equity Portfolios; July 7, 2000 for Focus Growth Portfolio.

        The four strategies differ in their investment objectives, levels of risk and anticipated growth over time. Each strategy invests in a multi-managed portfolio specific for that strategy and in the two jointly utilized portfolios of the Trust, according to a predetermined allocation designed to achieve its investment objective. The investment allocation to the underlying portfolios is maintained by rebalancing the strategies quarterly.

        The investment objectives of the four strategies of the Separate Account are described below:

        The GROWTH STRATEGY seeks long-term growth of capital. The Growth Strategy invests in the Multi-Managed Growth Portfolio, the Asset
        Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

        The MODERATE GROWTH STRATEGY seeks growth of capital, with conservation of principal as a secondary objective. The Moderate Growth Strategy invests in the Multi-Managed Moderate Growth Portfolio, the Asset
        Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

        The BALANCED GROWTH STRATEGY focuses on conservation of principal, with high total return as a secondary objective. The Balanced Growth Strategy invests in the Multi-Managed Income/Equity Portfolio, the Asset
        Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

        The CONSERVATIVE GROWTH STRATEGY focuses on capital preservation while maintaining some potential for growth over the long term. The Conservative Growth Strategy invests in the Multi-Managed Income Portfolio, the Asset Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

        The investment objectives of the six underlying portfolios of the Strategies are summarized below:

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

        The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

        The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

        The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

        The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of U.S. and foreign issuers which the advisor believes have the potential for appreciation. This portfolio is an investment of all four strategies.

        The STOCK PORTFOLIO seeks long-term capital appreciation and, secondarily, increasing dividend income. This portfolio invests primarily in common stocks of well-established growth companies. This portfolio is an investment of all four strategies.

        The four multi-managed portfolios described above pursue their investment goals by allocating their assets among three or four managed components. The assets of each multi-managed portfolio are allocated among the same three investment managers in differing percentages, depending on the portfolio's overall investment objective. Janus Capital Corporation manages a growth component, SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of the Company, manages a balanced component, and Wellington Management Company, LLP manages a fixed income component. SAAMCo also manages an aggressive growth component that is available only in the Growth and Moderate Growth strategies. The investment policies relating to each of the four managed Strategy components are described below:

        The SUNAMERICA/AGGRESSIVE GROWTH COMPONENT primarily consists of equity securities of lesser known or new growth companies or industries, such as technology, telecommunications, media and healthcare.

        The JANUS/GROWTH COMPONENT primarily consists of common stocks selected for their growth potential.

        The SUNAMERICA/BALANCED COMPONENT, over the long term, will consist of a diversified selection of equity investments in companies of medium to large capitalization that are

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        thought to be undervalued in the marketplace and long term bonds and other debt securities.

        The WELLINGTON MANAGEMENT COMPANY/FIXED INCOME COMPONENT primarily consists of U.S. and foreign fixed income securities of varying maturities and risk/return characteristics.

        The investment objectives and policies of the nine Select Portfolios are summarized below:

        The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of large companies selected through a growth strategy.

        The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income. This portfolio invests primarily in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

        The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of large companies selected through a value strategy.

        The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium sized companies selected through a growth strategy.

        The MID CAP VALUE PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies selected through a value strategy.

        The SMALL CAP PORTFOLIO seeks long-term growth of capital. This portfolio invests in equity securities of small companies.

        The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of issuers in at least three countries other than the United States.

        The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income, and secondarily, capital appreciation. This portfolio invests primarily in fixed income securi-

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        ties, including U.S. and foreign government securities, mortgaged-backed securities, investment grade debt securities, and high-yield/high-risk bonds.

        The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

        Each multi-managed Focused Portfolio offers at least two different professional managers, one of which may be SAAMCo, and each of which advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.

        The investment objective and policy of the Focused Portfolio are summarized below:

        The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio actively trades equity securities of growth companies without regard to market capitalization.

        Purchases and sales of shares of the portfolios of the Trust are valued at the net asset values of the shares on the date such portfolios, which value their investment securities at fair value, are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis.

        The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS


2.      CHARGES AND DEDUCTIONS

        Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

        Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

        Any amount withdrawn, which exceeds a free withdrawal, may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:


        Year since Purchase                  Applicable Withdrawal
            Payment                            Charge Percentage
        -------------------                  ---------------------
        First                                         9%
        Second                                        8%
        Third                                         7%
        Fourth                                        6%
        Fifth                                         6%
        Sixth                                         5%
        Seventh                                       4%
        Eighth                                        3%
        Ninth                                         2%
        Tenth and beyond                              0%

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS


        CHARGES AND DEDUCTIONS (continued)

        CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase and is recorded as a redemption in the accompanying statement of changes in net assets. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

        TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of four transactions within a contract year.

        INCOME PROTECTOR FEE: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value and is recorded as a redemption in the accompanying statement of changes in net assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

        PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

        MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.25% and 1.37% of the net asset value of each Strategy/Select Portfolio/Focus Portfolio, computed on a daily basis, for Select 140 and Select 152, respectively. The mortality risk charge of 0.90% and 1.02%, respectively, is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide death benefits. The expense risk charge of 0.35% is compensation for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

3.      INVESTMENT IN SEASONS SERIES TRUST

        The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2001 consist of the following:


                                                              Cost of Shares         Proceeds from
        Portfolios                                               Acquired             Shares Sold
        ----------                                            --------------         -------------
        Multi-Managed Growth Portfolio                          $35,902,227          $ 1,455,577
        Multi-Managed Moderate Growth Portfolio                  29,672,189            2,371,978
        Multi-Managed Income/Equity Portfolio                    14,917,453            2,178,887
        Multi-Managed Income Portfolio                            7,389,935            1,783,723
        Asset Allocation: Diversified Growth Portfolio           36,930,944            5,546,811
        Stock Portfolio                                          33,525,669            2,826,828
        Large Cap Growth Portfolio                               25,367,021            1,561,847
        Large Cap Composite Portfolio                             6,002,721            1,135,965
        Large Cap Value Portfolio                                10,204,460              681,601
        Mid Cap Growth Portfolio                                 22,904,800            2,907,249
        Mid Cap Value Portfolio                                   8,822,249            1,138,662
        Small Cap Portfolio                                      13,862,127              879,673
        International Equity Portfolio                           10,783,098              527,454
        Diversified Fixed Income Portfolio                        9,190,649            1,754,367
        Cash Management Portfolio                                 7,652,574            4,078,780
        Focus Growth Portfolio                                   11,212,129              996,427

                          VARIABLE ANNUITY ACCOUNT FIVE
            (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.      FEDERAL INCOME TAXES

        The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                          PART C -- OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

    The following financial statements are included in Part B of the Registration Statement:


       Audited Consolidated Financial Statements of Anchor National Life Insurance Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998.



       Audited Financial Statements of Variable Annuity Account Five (Portion Relating to the SEASON SELECT Variable Annuity) at April 30, 2001, for the year ended April 30, 2001, for the one month ended April 30, 2000, and for the year ended March 31, 2000, are also presented in this Statement of Additional Information.


 (b) Exhibits



      (1)  Resolutions Establishing Separate Account....................  ****
      (2)  Form of Custody Agreements...................................  ****
      (3)  (a) Form of Distribution Contract............................  ****
           (b) Form of Selling Agreement................................  ****
      (4)  (a) Seasons Select Variable Annuity Group Certificate........  +
           (b) Seasons Select Individual Variable Annuity Contract......  +
      (5)  (a) Seasons Select Enrollment Form for Group Annuity
                 Certificate............................................  +
           (b) Seasons Select Application for Individual Contract.......  +
      (6)  Depositor -- Corporate Documents
           (a) Certificate of Incorporation.............................  ****
           (b) By-Laws..................................................  +++
      (7)  Reinsurance Contract.........................................  **
      (8)  Form of Seasons Series Trust Fund Participation Agreement....  ****
      (9)  Opinion and Consent of Counsel...............................  ****
     (10)  Consent of Independent Accountants...........................  Herewith
     (11)  Financial Statements Omitted from Item 23....................  **
     (12)  Initial Capitalization Agreement.............................  **
     (13)  Performance Computations.....................................  ++
     (14)  Diagram and Listing of All Persons Directly or Indirectly
            Controlled By or Under Common Control with Anchor National
            Life Insurance Company, the Depositor of Registrant.........  +++
     (15)  Powers of Attorney...........................................  ++++


------------------------

  **Not Applicable

 ***Filed in the Initial Registration Statement of Variable Annuity
    Account Five (811-7727) and Anchor National Life Insurance Company (333-67685) on November 20, 1998

****Filed in the Registration Statement of Variable Annuity Account Five
    (811-7727) and Anchor National Life Insurance Company (333-08859), Pre-Effective Amendment No. 1 on March 11, 1997

   +Filed in the Registration Statement of Variable Annuity Account
    Five (811-7727) and Anchor National Life Insurance Company
    (333-08859), Pre-Effective Amendment Numbers 2 and 3 on July 27, 1998

  ++Filed on July 12, 1999, Post-Effective Amendment No. 2 under Securities
    Act of 1933 (the 33 Act) and No. 6 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement File No. 333-67685 and 811-07727.


 +++Filed in the Registration Statement of Variable Annuity Account Five
    (811-7727) and Anchor National Life Insurance Company (333-67685), Post-Effective Amendment No. 7 and 11 on April 9, 2001.


++++Filed in the Registration Statement of Variable Annuity Account Five
    (811-7727) and Anchor National Life Insurance Company Post Effective (333-67685) Amendment 7 and 11 as filed on June 28, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                 POSITION
---------------------------------------------------  ---------------------------------------------------
Jay S. Wintrob                                       Director, President and Chief Executive Officer
Jana W. Greer                                        Director and Senior Vice President
James R. Belardi                                     Director and Senior Vice President
N. Scott Gillis                                      Senior Vice President and Director
Edwin R. Raquel                                      Senior Vice President and Chief Actuary
Marc H. Gamsin                                       Director and Senior Vice President
J. Franklin Grey                                     Vice President
Maurice Herbert                                      Vice President and Controller
Edward P. Nolan*                                     Vice President
Gregory M. Outcalt                                   Senior Vice President
Scott H. Richland                                    Vice President
Mark A. Zaeske                                       Treasurer
P. Daniel Demko, Jr.                                 Vice President
Stewart R. Polakov                                   Vice President
Lawrence M. Goldman                                  Vice President and Assistant Secretary
Christine A. Nixon                                   Vice President and Secretary
Ron H. Tani                                          Vice President
Virginia N. Puzon                                    Assistant Secretary

------------------------

*88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 of this Registration Statement. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of AIG. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 2, 2001.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 30, 2001, the number of contracts funded by Variable Annuity Account Five (portion relating to the SEASONS SELECT Variable Annuity) of Anchor National Life Insurance Company was 5,328; 2,401 of which were qualified contracts and 2,927 of which were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

None.

ITEM 29.  PRINCIPAL UNDERWRITER

SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Variable Annuity Account Five, Presidential Variable Account One, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.

Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.


NAME                                                 POSITION WITH DISTRIBUTOR
---------------------------------------------------  ---------------------------------------------------
Peter A. Harbeck                                     Director
Robert M. Zakem                                      Director, Executive Vice President, General Counsel &
                                                      Assistant Secretary
J. Steven Neamtz                                     Director and President
James Nichols                                        Vice President
Debbie Potash-Turner                                 Controller
Christine A. Nixon                                   Secretary
Lawrence M. Goldman                                  Assistant Secretary
Virginia N. Puzon                                    Assistant Secretary


                                                   NET DISTRIBUTION    COMPENSATION OR
                                                     DISCOUNTS AND      REDEMPTION OR      BROKERAGE
NAME OF DISTRIBUTOR                                   COMMISSIONS       ANNUITIZATION     COMMISSIONS    COMMISSIONS*
-------------------------------------------------  -----------------  -----------------  -------------  ---------------
SunAmerica Capital Services, Inc.                           None               None             None            None

------------------------

*Distribution fee is paid by Anchor National Life Insurance Company.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33.  REPRESENTATION

a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 concerning the redeemability of Section 403(b) annuity Contracts (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                    SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 26th day of July, 2001.



                                  VARIABLE ANNUITY ACCOUNT FIVE
                                                   (Registrant)

                                  By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                                       (Depositor)

                                  By:             /s/ JAY S. WINTROB
                                     -------------------------------------------
                                                   Jay S. Wintrob
                                        PRESIDENT AND CHIEF EXECUTIVE OFFICER

                                  ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                                   (Depositor)

                                  By:             /s/ JAY S. WINTROB
                                     -------------------------------------------
                                                   Jay S. Wintrob
                                        PRESIDENT AND CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



          SIGNATURE                       TITLE                    DATE
------------------------------  ------------------------------  -------------------
        JAY S. WINTROB*         President, Chief Executive
------------------------------    Officer and  Director
        Jay S. Wintrob            (Principal Executive
                                  Officer)

        MARC H. GAMSIN*         Senior Vice President and
------------------------------    Director
        Marc H. Gamsin

       N. SCOTT GILLIS*         Senior Vice President and
------------------------------    Director (Principal
       N. Scott Gillis            Financial Officer)

       JAMES R. BELARDI*        Senior Vice President and
------------------------------    Director
       James R. Belardi

        JANA W. GREER*          Senior Vice President and
------------------------------    Director
        Jana W. Greer

       MAURICE HERBERT*         Vice President and Controller
------------------------------    (Principal Accounting
       Maurice Herbert            Officer)

* By Attorney-In-Fact

    /s/ CHRISTINE A. NIXON
-----------------------------                                   July 26, 2001
        Christine A. Nixon

                             EXHIBIT INDEX




EXHIBIT NO.    DESCRIPTION
-----------    --------------------------------------------------------
  (10)         Consent of Independent Accountants
